Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CARILLON SERIES TRUST
Entity Central Index Key	0000897111
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
RJ Eagle Municipal Income ETF
Shareholder Report [Line Items]
Fund Name	RJ Eagle Municipal Income ETF
Class Name	RJ Eagle Municipal Income ETF
Trading Symbol	RJMI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RJ Eagle Municipal Income ETF (the “Fund”) for the period of October 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/rjetfs/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://funddocs.filepoint.com/rjetfs/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
RJ Eagle Municipal Income ETF	$10	0.41%
[1],[2]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.41%	[2]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The municipal market rebounded strongly after a weak first half of 2025, beginning its rally in September and continuing through the fourth quarter. Longer-duration bonds outperformed the intermediate segment, making municipal bonds the best-performing fixed income asset class during the quarter.
• Bond selection, particularly an overweight to longer-duration bonds, drove the fund’s outperformance relative to the Bloomberg Municipal Bond Index. Sector positioning also contributed positively, with overweight positions in transportation, leasing, education, and hospital sectors.
• Conversely, state selection detracted from performance, as an overweight position in Tennessee bonds underperformed the index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/01/2025)
Fund NAV	2.79
Bloomberg Municipal Bond Index	1.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjetfs.com/investment-strategies/rjmi for recent performance information.
Net Assets	$ 20,432,417
Holdings Count | $ / shares	85
Advisory Fees Paid, Amount	$ 9,328
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$20,432,417
Number of Holdings	85
Net Advisory Fee	$9,328
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top States	(%)
Florida	13.2%
Texas	10.8%
Illinois	8.7%
California	7.1%
Utah	4.5%
Ohio	4.4%
Colorado	4.4%
Arizona	4.1%
Indiana	4.1%
Cash & Other	38.7%

Security Type	(%)
Municipal Bonds	98.4%
Cash & Other	1.6%

Credit Breakdown*	(%)
AAA	2.9%
AA	39.3%
A	40.0%
BBB	14.7%
Below IG	3.1%
[3]
Updated Prospectus Web Address	https://funddocs.filepoint.com/rjetfs/
RJ Eagle Vertical Income ETF
Shareholder Report [Line Items]
Fund Name	RJ Eagle Vertical Income ETF
Class Name	RJ Eagle Vertical Income ETF
Trading Symbol	RJVI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RJ Eagle Vertical Income ETF (the “Fund”) for the period of October 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/rjetfs/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://funddocs.filepoint.com/rjetfs/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
RJ Eagle Vertical Income ETF	$13	0.51%
[4],[5]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.51%	[5]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Since its inception in early October 2025, the fund operated in a market environment characterized by stable interest rates, modest credit spread movements, and continued strength in equity markets. These conditions generally supported income oriented strategies and high quality risk assets.
• The fund’s focus on high quality corporate bonds and dividend paying equities aligned well with an environment where income dominated return potential. Modest spread widening created minor price pressure within parts of the investment grade bond market, though fundamentals remained supportive. Within equities, exposures to companies with durable cash flows benefited from a constructive backdrop supported by easing inflation, resilient economic activity, and improving investor sentiment.
• From a positioning standpoint, the portfolio’s emphasis on intermediate maturity corporate bonds, diversified preferred securities, and opportunistic additions to dividend paying equities helped capture income opportunities consistent with our strategy. Some healthcare and energy names experienced softer sentiment, while technology, consumer staples, and utilities contributed positively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/01/2025)
Fund NAV	0.59
Bloomberg U.S. Aggregate Bond Index	0.85
Bloomberg U.S. Corporate Bond Index	0.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjetfs.com/investment-strategies/rjvi for recent performance information.
Net Assets	$ 9,965,935
Holdings Count | $ / shares	77
Advisory Fees Paid, Amount	$ 6,536
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$9,965,935
Number of Holdings	77
Net Advisory Fee	$6,536
Portfolio Turnover	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
Corporate Bonds	79.5%
Common Stocks	18.3%
Convertible Preferred Stocks	1.0%
Cash & Other	1.2%

Credit Breakdown*	(%)
AAA	5.5%
AA	4.8%
A	38.8%
BBB	50.9%
[6]
Updated Prospectus Web Address	https://funddocs.filepoint.com/rjetfs/
RJ Eagle GCM Dividend Select Income ETF
Shareholder Report [Line Items]
Fund Name	RJ Eagle GCM Dividend Select Income ETF
Class Name	RJ Eagle GCM Dividend Select Income ETF
Trading Symbol	RJDI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RJ Eagle GCM Dividend Select Income ETF (the “Fund”) for the period of October 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/rjetfs/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://funddocs.filepoint.com/rjetfs/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
RJ Eagle GCM Dividend Select Income ETF	$13	0.51%
[7],[8]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.51%	[8]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The S&P 500® Index continued its advance through Q4 (finishing over 2% higher) with the main drivers being economic resilience, AI spending, strong corporate earnings, Fed cuts, and increased expectations toward 2026.
• There was moderate volatility from Oct. 29 to Nov. 20 with the S&P 500® Index down -5.1%, along with a shift in the market’s underlying performance along the way. The market-leading technology area bore the brunt of the weakness (-10% in the drawdown) and has been unable to recapture prior highs. In contrast, “the average stock” pulled back 5.3% before accelerating to new highs.
• Our underweight to technology and overweight to healthcare benefited performance, as did stock selection in consumer staples, real estate, technology, industrials, and utilities.
• Conversely, our underweight exposure to communication services negatively impacted performance, as did stock selection in healthcare, energy, and materials.
• The fund had portfolio-weighted dividend yield of 2.6% vs. the S&P 500® Index at 1.2%. 36 of 37 holdings increased their dividend in 2025 by an average of 6.9% vs. S&P 500® Index dividend growth of 4.7%. There were no dividend reductions.

Top Contributors
↑	ANALOG DEVICES INC
↑	TAPESTRY INC
↑	WALMART INC
↑	JOHNSON CONTROLS INTERNATIONAL PLC
↑	CUMMINS INC

Top Detractors
↓	MARATHON PETROLEUM CORP
↓	AIR PRODUCTS & CHEMICALS INC
↓	MICROSOFT CORP
↓	EATON CORP PLC
↓	MOTOROLA SOLUTIONS INC

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/01/2025)
Fund NAV	1.32
S&P 500® Index	2.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjetfs.com/investment-strategies/rjdi for recent performance information.
Net Assets	$ 33,485,576
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 19,611
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$33,485,576
Number of Holdings	37
Net Advisory Fee	$19,611
Portfolio Turnover	1%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Broadcom, Inc.	7.9%
JPMorgan Chase & Co.	4.6%
Walmart, Inc.	4.6%
Tapestry, Inc.	4.4%
Johnson Controls International PLC	4.0%
Analog Devices, Inc.	3.9%
Apple, Inc.	3.9%
Motorola Solutions, Inc.	3.8%
AbbVie, Inc.	3.5%
Welltower, Inc.	3.5%

Top Sectors*	(%)
Information Technology	25.8%
Financials	15.6%
Health Care	11.8%
Industrials	11.2%
Consumer Discretionary	8.9%
Consumer Staples	7.5%
Real Estate	5.4%
Energy	5.2%
Communication Services	3.7%
Cash & Other	4.9%
[9]
Updated Prospectus Web Address	https://funddocs.filepoint.com/rjetfs/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Mid Cap Value Fund
Class Name	Class A
Trading Symbol	BERAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Mid Cap Value Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$127	1.20%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2025, U.S. stocks, represented by the Russell 3000® Index, were unusually volatile. They weathered several macroeconomic headwinds, including uncertainty created by the Trump administration’s tariff agenda, and generated a total return of 17%. Mid-cap value stocks, represented by the Russell Midcap® Value Index, generated a less-impressive total return of 11%, as investors favored larger companies, particularly those benefiting from investment in artificial intelligence (AI) infrastructure.
• The primary driver of the fund’s performance relative to the Russell Midcap® Value Index was positive stock selection in a majority of sectors. Sector allocation was a modest negative.

Top Contributors
↑	DOLLAR TREE INC
↑	NVENT ELECTRIC PLC
↑	EXPEDIA GROUP INC
↑	GLOBUS MEDICAL INC - A
↑	KIRBY CORP

Top Detractors
↓	CNH INDUSTRIAL NV
↓	ROBINHOOD MARKETS INC
↓	GLOBAL PAYMENTS INC
↓	AVANTOR INC
↓	FMC CORP

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/26/2024)
Class A (without sales charge)	11.39	12.21
Class A (with sales charge)	6.09	9.01
Russell 3000® Index	17.15	20.11
Russell Midcap® Value Index	11.05	12.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 21,326,274
Holdings Count | $ / shares	49
Advisory Fees Paid, Amount	$ 46,458
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$21,326,274
Number of Holdings	49
Net Advisory Fee	$46,458
Portfolio Turnover	47%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Brunswick Corp.	3.1%
Globus Medical, Inc.	3.0%
Bruker Corp.	2.7%
Cognizant Technology Solutions Corp.	2.7%
Crown Holdings, Inc.	2.6%
The Middleby Corp.	2.6%
CAE, Inc.	2.6%
Littelfuse, Inc.	2.6%
Knight-Swift Transportation Holdings, Inc.	2.4%
Kirby Corp.	2.4%

Top Sectors*	(%)
Industrials	22.0%
Health Care	12.2%
Real Estate	9.4%
Consumer Discretionary	9.1%
Information Technology	8.6%
Financials	8.5%
Materials	8.2%
Energy	7.2%
Utilities	6.1%
Cash & Other	8.7%
[10]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Mid Cap Value Fund
Class Name	Class C
Trading Symbol	BERBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Mid Cap Value Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$205	1.95%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2025, U.S. stocks, represented by the Russell 3000® Index, were unusually volatile. They weathered several macroeconomic headwinds, including uncertainty created by the Trump administration’s tariff agenda, and generated a total return of 17%. Mid-cap value stocks, represented by the Russell Midcap® Value Index, generated a less-impressive total return of 11%, as investors favored larger companies, particularly those benefiting from investment in artificial intelligence (AI) infrastructure.
• The primary driver of the fund’s performance relative to the Russell Midcap® Value Index was positive stock selection in a majority of sectors. Sector allocation was a modest negative.

Top Contributors
↑	DOLLAR TREE INC
↑	NVENT ELECTRIC PLC
↑	EXPEDIA GROUP INC
↑	GLOBUS MEDICAL INC - A
↑	KIRBY CORP

Top Detractors
↓	CNH INDUSTRIAL NV
↓	ROBINHOOD MARKETS INC
↓	GLOBAL PAYMENTS INC
↓	AVANTOR INC
↓	FMC CORP

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/26/2024)
Class C (without sales charge)	10.52	11.36
Class C (with sales charge)	10.52	11.36
Russell 3000® Index	17.15	20.11
Russell Midcap® Value Index	11.05	12.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 21,326,274
Holdings Count | $ / shares	49
Advisory Fees Paid, Amount	$ 46,458
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$21,326,274
Number of Holdings	49
Net Advisory Fee	$46,458
Portfolio Turnover	47%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Brunswick Corp.	3.1%
Globus Medical, Inc.	3.0%
Bruker Corp.	2.7%
Cognizant Technology Solutions Corp.	2.7%
Crown Holdings, Inc.	2.6%
The Middleby Corp.	2.6%
CAE, Inc.	2.6%
Littelfuse, Inc.	2.6%
Knight-Swift Transportation Holdings, Inc.	2.4%
Kirby Corp.	2.4%

Top Sectors*	(%)
Industrials	22.0%
Health Care	12.2%
Real Estate	9.4%
Consumer Discretionary	9.1%
Information Technology	8.6%
Financials	8.5%
Materials	8.2%
Energy	7.2%
Utilities	6.1%
Cash & Other	8.7%
[11]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Mid Cap Value Fund
Class Name	Class I
Trading Symbol	BERCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Mid Cap Value Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2025, U.S. stocks, represented by the Russell 3000® Index, were unusually volatile. They weathered several macroeconomic headwinds, including uncertainty created by the Trump administration’s tariff agenda, and generated a total return of 17%. Mid-cap value stocks, represented by the Russell Midcap® Value Index, generated a less-impressive total return of 11%, as investors favored larger companies, particularly those benefiting from investment in artificial intelligence (AI) infrastructure.
• The primary driver of the fund’s performance relative to the Russell Midcap® Value Index was positive stock selection in a majority of sectors. Sector allocation was a modest negative.

Top Contributors
↑	DOLLAR TREE INC
↑	NVENT ELECTRIC PLC
↑	EXPEDIA GROUP INC
↑	GLOBUS MEDICAL INC - A
↑	KIRBY CORP

Top Detractors
↓	CNH INDUSTRIAL NV
↓	ROBINHOOD MARKETS INC
↓	GLOBAL PAYMENTS INC
↓	AVANTOR INC
↓	FMC CORP

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	11.76	8.42	9.06
Russell 3000® Index	17.15	13.15	14.29
Russell Midcap® Value Index	11.05	9.83	9.78

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 21,326,274
Holdings Count | $ / shares	49
Advisory Fees Paid, Amount	$ 46,458
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$21,326,274
Number of Holdings	49
Net Advisory Fee	$46,458
Portfolio Turnover	47%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Brunswick Corp.	3.1%
Globus Medical, Inc.	3.0%
Bruker Corp.	2.7%
Cognizant Technology Solutions Corp.	2.7%
Crown Holdings, Inc.	2.6%
The Middleby Corp.	2.6%
CAE, Inc.	2.6%
Littelfuse, Inc.	2.6%
Knight-Swift Transportation Holdings, Inc.	2.4%
Kirby Corp.	2.4%

Top Sectors*	(%)
Industrials	22.0%
Health Care	12.2%
Real Estate	9.4%
Consumer Discretionary	9.1%
Information Technology	8.6%
Financials	8.5%
Materials	8.2%
Energy	7.2%
Utilities	6.1%
Cash & Other	8.7%
[12]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Mid Cap Value Fund
Class Name	Class R-6
Trading Symbol	BERDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Mid Cap Value Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2025, U.S. stocks, represented by the Russell 3000® Index, were unusually volatile. They weathered several macroeconomic headwinds, including uncertainty created by the Trump administration’s tariff agenda, and generated a total return of 17%. Mid-cap value stocks, represented by the Russell Midcap® Value Index, generated a less-impressive total return of 11%, as investors favored larger companies, particularly those benefiting from investment in artificial intelligence (AI) infrastructure.
• The primary driver of the fund’s performance relative to the Russell Midcap® Value Index was positive stock selection in a majority of sectors. Sector allocation was a modest negative.

Top Contributors
↑	DOLLAR TREE INC
↑	NVENT ELECTRIC PLC
↑	EXPEDIA GROUP INC
↑	GLOBUS MEDICAL INC - A
↑	KIRBY CORP

Top Detractors
↓	CNH INDUSTRIAL NV
↓	ROBINHOOD MARKETS INC
↓	GLOBAL PAYMENTS INC
↓	AVANTOR INC
↓	FMC CORP

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/26/2024)
Class R-6 (without sales charge)	11.91	12.68
Russell 3000® Index	17.15	20.11
Russell Midcap® Value Index	11.05	12.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 21,326,274
Holdings Count | $ / shares	49
Advisory Fees Paid, Amount	$ 46,458
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$21,326,274
Number of Holdings	49
Net Advisory Fee	$46,458
Portfolio Turnover	47%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Brunswick Corp.	3.1%
Globus Medical, Inc.	3.0%
Bruker Corp.	2.7%
Cognizant Technology Solutions Corp.	2.7%
Crown Holdings, Inc.	2.6%
The Middleby Corp.	2.6%
CAE, Inc.	2.6%
Littelfuse, Inc.	2.6%
Knight-Swift Transportation Holdings, Inc.	2.4%
Kirby Corp.	2.4%

Top Sectors*	(%)
Industrials	22.0%
Health Care	12.2%
Real Estate	9.4%
Consumer Discretionary	9.1%
Information Technology	8.6%
Financials	8.5%
Materials	8.2%
Energy	7.2%
Utilities	6.1%
Cash & Other	8.7%
[13]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Growth Fund
Class Name	Class A
Trading Symbol	CWSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.25%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The fund’s strategy had strong performance, outperforming the Russell 2000® Growth Index. Small-cap stocks had solid returns in 2025, with the growth style outperforming the value style again for the year. Within the portfolio, the technology and industrials sectors had the most significant outperformance, with strong stock selection generating notable alpha. Conversely, the performance of the healthcare and the consumer staples sectors had a negative impact.
• For the year, companies benefiting from strong secular themes were identified, leading to strong stock performance. Specifically, companies that benefited from the global data center capital expenditure (capex) explosion did particularly well last year. These include engineering and construction companies, as well as optical transceiver manufacturers. Another secular theme is the strong aerospace and defense industries.

Top Contributors
↑	COMFORT SYSTEMS USA INC
↑	LUMENTUM HOLDINGS INC
↑	COHERENT CORP
↑	IREN LTD
↑	STERLING INFRASTRUCTURE INC

Top Detractors
↓	MANHATTAN ASSOCIATES INC
↓	MERIT MEDICAL SYSTEMS INC
↓	INTEGER HOLDINGS CORP
↓	BLOOM ENERGY CORP
↓	BELLRING BRANDS INC

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/26/2024)
Class A (without sales charge)	14.47	21.30
Class A (with sales charge)	9.05	17.84
Russell 3000® Index	17.15	20.11
Russell 2000® Growth Index	13.01	16.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 113,162,957
Holdings Count | $ / shares	86
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$113,162,957
Number of Holdings	86
Net Advisory Fee	$0
Portfolio Turnover	72%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Comfort Systems USA, Inc.	2.5%
Merit Medical Systems, Inc.	2.5%
Sterling Infrastructure, Inc.	2.4%
Coherent Corp.	2.4%
Lumentum Holdings, Inc.	2.4%
MACOM Technology Solutions Holdings, Inc.	2.4%
Fabrinet	2.3%
Applied Industrial Technologies, Inc.	2.1%
FTAI Aviation Ltd.	2.1%
AeroVironment, Inc.	2.0%

Top Sectors*	(%)
Health Care	27.1%
Industrials	24.1%
Information Technology	18.1%
Consumer Discretionary	8.8%
Financials	7.4%
Utilities	2.5%
Energy	2.3%
Real Estate	2.0%
Communication Services	1.9%
Cash & Other	5.8%
[14]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Growth Fund
Class Name	Class C
Trading Symbol	CWSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$214	2.00%

Expenses Paid, Amount	$ 214
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The fund’s strategy had strong performance, outperforming the Russell 2000® Growth Index. Small-cap stocks had solid returns in 2025, with the growth style outperforming the value style again for the year. Within the portfolio, the technology and industrials sectors had the most significant outperformance, with strong stock selection generating notable alpha. Conversely, the performance of the healthcare and the consumer staples sectors had a negative impact.
• For the year, companies benefiting from strong secular themes were identified, leading to strong stock performance. Specifically, companies that benefited from the global data center capital expenditure (capex) explosion did particularly well last year. These include engineering and construction companies, as well as optical transceiver manufacturers. Another secular theme is the strong aerospace and defense industries.

Top Contributors
↑	COMFORT SYSTEMS USA INC
↑	LUMENTUM HOLDINGS INC
↑	COHERENT CORP
↑	IREN LTD
↑	STERLING INFRASTRUCTURE INC

Top Detractors
↓	MANHATTAN ASSOCIATES INC
↓	MERIT MEDICAL SYSTEMS INC
↓	INTEGER HOLDINGS CORP
↓	BLOOM ENERGY CORP
↓	BELLRING BRANDS INC

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/26/2024)
Class C (without sales charge)	13.59	20.39
Class C (with sales charge)	13.59	20.39
Russell 3000® Index	17.15	20.11
Russell 2000® Growth Index	13.01	16.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 113,162,957
Holdings Count | $ / shares	86
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$113,162,957
Number of Holdings	86
Net Advisory Fee	$0
Portfolio Turnover	72%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Comfort Systems USA, Inc.	2.5%
Merit Medical Systems, Inc.	2.5%
Sterling Infrastructure, Inc.	2.4%
Coherent Corp.	2.4%
Lumentum Holdings, Inc.	2.4%
MACOM Technology Solutions Holdings, Inc.	2.4%
Fabrinet	2.3%
Applied Industrial Technologies, Inc.	2.1%
FTAI Aviation Ltd.	2.1%
AeroVironment, Inc.	2.0%

Top Sectors*	(%)
Health Care	27.1%
Industrials	24.1%
Information Technology	18.1%
Consumer Discretionary	8.8%
Financials	7.4%
Utilities	2.5%
Energy	2.3%
Real Estate	2.0%
Communication Services	1.9%
Cash & Other	5.8%
[15]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Growth Fund
Class Name	Class I
Trading Symbol	CWSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$102	0.95%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The fund’s strategy had strong performance, outperforming the Russell 2000® Growth Index. Small-cap stocks had solid returns in 2025, with the growth style outperforming the value style again for the year. Within the portfolio, the technology and industrials sectors had the most significant outperformance, with strong stock selection generating notable alpha. Conversely, the performance of the healthcare and the consumer staples sectors had a negative impact.
• For the year, companies benefiting from strong secular themes were identified, leading to strong stock performance. Specifically, companies that benefited from the global data center capital expenditure (capex) explosion did particularly well last year. These include engineering and construction companies, as well as optical transceiver manufacturers. Another secular theme is the strong aerospace and defense industries.

Top Contributors
↑	COMFORT SYSTEMS USA INC
↑	LUMENTUM HOLDINGS INC
↑	COHERENT CORP
↑	IREN LTD
↑	STERLING INFRASTRUCTURE INC

Top Detractors
↓	MANHATTAN ASSOCIATES INC
↓	MERIT MEDICAL SYSTEMS INC
↓	INTEGER HOLDINGS CORP
↓	BLOOM ENERGY CORP
↓	BELLRING BRANDS INC

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/16/2017)
Class I (without sales charge)	14.77	9.01	13.06
Russell 3000® Index	17.15	13.15	14.11
Russell 2000® Growth Index	13.01	3.18	8.85

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 113,162,957
Holdings Count | $ / shares	86
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$113,162,957
Number of Holdings	86
Net Advisory Fee	$0
Portfolio Turnover	72%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Comfort Systems USA, Inc.	2.5%
Merit Medical Systems, Inc.	2.5%
Sterling Infrastructure, Inc.	2.4%
Coherent Corp.	2.4%
Lumentum Holdings, Inc.	2.4%
MACOM Technology Solutions Holdings, Inc.	2.4%
Fabrinet	2.3%
Applied Industrial Technologies, Inc.	2.1%
FTAI Aviation Ltd.	2.1%
AeroVironment, Inc.	2.0%

Top Sectors*	(%)
Health Care	27.1%
Industrials	24.1%
Information Technology	18.1%
Consumer Discretionary	8.8%
Financials	7.4%
Utilities	2.5%
Energy	2.3%
Real Estate	2.0%
Communication Services	1.9%
Cash & Other	5.8%
[16]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Growth Fund
Class Name	Class R-6
Trading Symbol	CWSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The fund’s strategy had strong performance, outperforming the Russell 2000® Growth Index. Small-cap stocks had solid returns in 2025, with the growth style outperforming the value style again for the year. Within the portfolio, the technology and industrials sectors had the most significant outperformance, with strong stock selection generating notable alpha. Conversely, the performance of the healthcare and the consumer staples sectors had a negative impact.
• For the year, companies benefiting from strong secular themes were identified, leading to strong stock performance. Specifically, companies that benefited from the global data center capital expenditure (capex) explosion did particularly well last year. These include engineering and construction companies, as well as optical transceiver manufacturers. Another secular theme is the strong aerospace and defense industries.

Top Contributors
↑	COMFORT SYSTEMS USA INC
↑	LUMENTUM HOLDINGS INC
↑	COHERENT CORP
↑	IREN LTD
↑	STERLING INFRASTRUCTURE INC

Top Detractors
↓	MANHATTAN ASSOCIATES INC
↓	MERIT MEDICAL SYSTEMS INC
↓	INTEGER HOLDINGS CORP
↓	BLOOM ENERGY CORP
↓	BELLRING BRANDS INC

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/26/2024)
Class R-6 (without sales charge)	14.84	21.74
Russell 3000® Index	17.15	20.11
Russell 2000® Growth Index	13.01	16.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 113,162,957
Holdings Count | $ / shares	86
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$113,162,957
Number of Holdings	86
Net Advisory Fee	$0
Portfolio Turnover	72%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Comfort Systems USA, Inc.	2.5%
Merit Medical Systems, Inc.	2.5%
Sterling Infrastructure, Inc.	2.4%
Coherent Corp.	2.4%
Lumentum Holdings, Inc.	2.4%
MACOM Technology Solutions Holdings, Inc.	2.4%
Fabrinet	2.3%
Applied Industrial Technologies, Inc.	2.1%
FTAI Aviation Ltd.	2.1%
AeroVironment, Inc.	2.0%

Top Sectors*	(%)
Health Care	27.1%
Industrials	24.1%
Information Technology	18.1%
Consumer Discretionary	8.8%
Financials	7.4%
Utilities	2.5%
Energy	2.3%
Real Estate	2.0%
Communication Services	1.9%
Cash & Other	5.8%
[17]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Value Fund
Class Name	Class A
Trading Symbol	CWSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Small Cap Value Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.35%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2025, U.S. stocks, represented by the Russell 3000® Index, were unusually volatile. They weathered several macroeconomic headwinds, including uncertainty created by the Trump administration’s tariff agenda, and generated a total return of 17%. Small-cap value stocks, represented by the Russell 2000® Value Index, generated a less-impressive total return of 13%, as investors favored larger companies, particularly those benefiting from investment in artificial intelligence (AI) infrastructure.
• The Russell 2000® Value Index was led by a narrow set of unprofitable concept stocks with little or no revenue, particularly during the second and third quarters when stocks with high short interest surged. A primary driver of the fund’s performance relative to the Russell 2000® Value Index was its prioritization of business quality and financial strength and its resulting lack of exposure to these low-quality stocks. This was reflected in negative stock selection across multiple sectors. Sector allocation was a modest positive.

Top Contributors
↑	NVENT ELECTRIC PLC
↑	ADVANCED ENERGY INDUSTRIES
↑	FIVE BELOW
↑	TRIMAS CORP
↑	AMERICAN EAGLE OUTFITTERS

Top Detractors
↓	KEMPER CORP
↓	INTEGER HOLDINGS CORP
↓	ECHOSTAR CORP-A
↓	SIX FLAGS ENTERTAINMENT CORP
↓	COLUMBUS MCKINNON CORP/NY

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/26/2024)
Class A (without sales charge)	-0.80	6.55
Class A (with sales charge)	-5.49	3.52
Russell 3000® Index	17.15	20.11
Russell 2000® Value Index	12.59	13.85

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 43,986,918
Holdings Count | $ / shares	74
Advisory Fees Paid, Amount	$ 376,910
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$43,986,918
Number of Holdings	74
Net Advisory Fee	$376,910
Portfolio Turnover	56%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Bruker Corp.	2.4%
FNB Corp.	2.1%
Cushman & Wakefield Ltd.	2.1%
Old National Bancorp	2.1%
Hub Group, Inc.	2.0%
Renasant Corp.	2.0%
Helios Technologies, Inc.	2.0%
Elanco Animal Health, Inc.	2.0%
Nomad Foods Ltd.	1.9%
Columbia Banking System, Inc.	1.9%

Top Sectors*	(%)
Financials	19.8%
Industrials	19.6%
Real Estate	11.5%
Health Care	10.8%
Information Technology	9.6%
Materials	7.7%
Consumer Discretionary	7.2%
Energy	6.8%
Consumer Staples	4.7%
Cash & Other	2.3%
[18]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Value Fund
Class Name	Class C
Trading Symbol	CWSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Small Cap Value Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$208	2.10%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2025, U.S. stocks, represented by the Russell 3000® Index, were unusually volatile. They weathered several macroeconomic headwinds, including uncertainty created by the Trump administration’s tariff agenda, and generated a total return of 17%. Small-cap value stocks, represented by the Russell 2000® Value Index, generated a less-impressive total return of 13%, as investors favored larger companies, particularly those benefiting from investment in artificial intelligence (AI) infrastructure.
• The Russell 2000® Value Index was led by a narrow set of unprofitable concept stocks with little or no revenue, particularly during the second and third quarters when stocks with high short interest surged. A primary driver of the fund’s performance relative to the Russell 2000® Value Index was its prioritization of business quality and financial strength and its resulting lack of exposure to these low-quality stocks. This was reflected in negative stock selection across multiple sectors. Sector allocation was a modest positive.

Top Contributors
↑	NVENT ELECTRIC PLC
↑	ADVANCED ENERGY INDUSTRIES
↑	FIVE BELOW
↑	TRIMAS CORP
↑	AMERICAN EAGLE OUTFITTERS

Top Detractors
↓	KEMPER CORP
↓	INTEGER HOLDINGS CORP
↓	ECHOSTAR CORP-A
↓	SIX FLAGS ENTERTAINMENT CORP
↓	COLUMBUS MCKINNON CORP/NY

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/26/2024)
Class C (without sales charge)	-1.59	5.73
Class C (with sales charge)	-1.59	5.73
Russell 3000® Index	17.15	20.11
Russell 2000® Value Index	12.59	13.85

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 43,986,918
Holdings Count | $ / shares	74
Advisory Fees Paid, Amount	$ 376,910
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$43,986,918
Number of Holdings	74
Net Advisory Fee	$376,910
Portfolio Turnover	56%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Bruker Corp.	2.4%
FNB Corp.	2.1%
Cushman & Wakefield Ltd.	2.1%
Old National Bancorp	2.1%
Hub Group, Inc.	2.0%
Renasant Corp.	2.0%
Helios Technologies, Inc.	2.0%
Elanco Animal Health, Inc.	2.0%
Nomad Foods Ltd.	1.9%
Columbia Banking System, Inc.	1.9%

Top Sectors*	(%)
Financials	19.8%
Industrials	19.6%
Real Estate	11.5%
Health Care	10.8%
Information Technology	9.6%
Materials	7.7%
Consumer Discretionary	7.2%
Energy	6.8%
Consumer Staples	4.7%
Cash & Other	2.3%
[19]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Value Fund
Class Name	Class I
Trading Symbol	CWSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Small Cap Value Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$105	1.05%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2025, U.S. stocks, represented by the Russell 3000® Index, were unusually volatile. They weathered several macroeconomic headwinds, including uncertainty created by the Trump administration’s tariff agenda, and generated a total return of 17%. Small-cap value stocks, represented by the Russell 2000® Value Index, generated a less-impressive total return of 13%, as investors favored larger companies, particularly those benefiting from investment in artificial intelligence (AI) infrastructure.
• The Russell 2000® Value Index was led by a narrow set of unprofitable concept stocks with little or no revenue, particularly during the second and third quarters when stocks with high short interest surged. A primary driver of the fund’s performance relative to the Russell 2000® Value Index was its prioritization of business quality and financial strength and its resulting lack of exposure to these low-quality stocks. This was reflected in negative stock selection across multiple sectors. Sector allocation was a modest positive.

Top Contributors
↑	NVENT ELECTRIC PLC
↑	ADVANCED ENERGY INDUSTRIES
↑	FIVE BELOW
↑	TRIMAS CORP
↑	AMERICAN EAGLE OUTFITTERS

Top Detractors
↓	KEMPER CORP
↓	INTEGER HOLDINGS CORP
↓	ECHOSTAR CORP-A
↓	SIX FLAGS ENTERTAINMENT CORP
↓	COLUMBUS MCKINNON CORP/NY

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	-0.52	6.90	7.17
Russell 3000® Index	17.15	13.15	14.29
Russell 2000® Value Index	12.59	8.88	9.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 43,986,918
Holdings Count | $ / shares	74
Advisory Fees Paid, Amount	$ 376,910
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$43,986,918
Number of Holdings	74
Net Advisory Fee	$376,910
Portfolio Turnover	56%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Bruker Corp.	2.4%
FNB Corp.	2.1%
Cushman & Wakefield Ltd.	2.1%
Old National Bancorp	2.1%
Hub Group, Inc.	2.0%
Renasant Corp.	2.0%
Helios Technologies, Inc.	2.0%
Elanco Animal Health, Inc.	2.0%
Nomad Foods Ltd.	1.9%
Columbia Banking System, Inc.	1.9%

Top Sectors*	(%)
Financials	19.8%
Industrials	19.6%
Real Estate	11.5%
Health Care	10.8%
Information Technology	9.6%
Materials	7.7%
Consumer Discretionary	7.2%
Energy	6.8%
Consumer Staples	4.7%
Cash & Other	2.3%
[20]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Value Fund
Class Name	Class R-6
Trading Symbol	CWSWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Small Cap Value Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$95	0.95%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2025, U.S. stocks, represented by the Russell 3000® Index, were unusually volatile. They weathered several macroeconomic headwinds, including uncertainty created by the Trump administration’s tariff agenda, and generated a total return of 17%. Small-cap value stocks, represented by the Russell 2000® Value Index, generated a less-impressive total return of 13%, as investors favored larger companies, particularly those benefiting from investment in artificial intelligence (AI) infrastructure.
• The Russell 2000® Value Index was led by a narrow set of unprofitable concept stocks with little or no revenue, particularly during the second and third quarters when stocks with high short interest surged. A primary driver of the fund’s performance relative to the Russell 2000® Value Index was its prioritization of business quality and financial strength and its resulting lack of exposure to these low-quality stocks. This was reflected in negative stock selection across multiple sectors. Sector allocation was a modest positive.

Top Contributors
↑	NVENT ELECTRIC PLC
↑	ADVANCED ENERGY INDUSTRIES
↑	FIVE BELOW
↑	TRIMAS CORP
↑	AMERICAN EAGLE OUTFITTERS

Top Detractors
↓	KEMPER CORP
↓	INTEGER HOLDINGS CORP
↓	ECHOSTAR CORP-A
↓	SIX FLAGS ENTERTAINMENT CORP
↓	COLUMBUS MCKINNON CORP/NY

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/26/2024)
Class R-6 (without sales charge)	-0.44	6.95
Russell 3000® Index	17.15	20.11
Russell 2000® Value Index	12.59	13.85

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 43,986,918
Holdings Count | $ / shares	74
Advisory Fees Paid, Amount	$ 376,910
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$43,986,918
Number of Holdings	74
Net Advisory Fee	$376,910
Portfolio Turnover	56%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Bruker Corp.	2.4%
FNB Corp.	2.1%
Cushman & Wakefield Ltd.	2.1%
Old National Bancorp	2.1%
Hub Group, Inc.	2.0%
Renasant Corp.	2.0%
Helios Technologies, Inc.	2.0%
Elanco Animal Health, Inc.	2.0%
Nomad Foods Ltd.	1.9%
Columbia Banking System, Inc.	1.9%

Top Sectors*	(%)
Financials	19.8%
Industrials	19.6%
Real Estate	11.5%
Health Care	10.8%
Information Technology	9.6%
Materials	7.7%
Consumer Discretionary	7.2%
Energy	6.8%
Consumer Staples	4.7%
Cash & Other	2.3%
[21]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon ClariVest Capital Appreciation Fund
Class Name	Class A
Trading Symbol	HRCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon ClariVest Capital Appreciation Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	1.00%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The market continued to be driven by the artificial intelligence theme. Growth outpaced value for the third consecutive year, though by a much smaller margin with the Russell 1000® Growth Index returning 18.55% compared to the 15.88% returned by the Russell 1000® Value Index.
• We saw broadening out in participation beyond the Magnificent Seven. Among the Magnificent Seven, only Nvidia and Alphabet outperformed the Russell 1000® Growth Index, while the remaining five lagged. The fund achieved some excess return from within the Magnificent Seven, being overweight Nvidia and Alphabet, but most excess return came from stock selection outside of the Magnificent Seven.
• From a sector perspective, the fund’s sector allocation was slightly positive, led by an underweight position in consumer discretionary. The majority of excess return came from stock selection, especially within the communications services, consumer discretionary, healthcare, and information technology sectors.

Top Contributors
↑	NVIDIA Corporation
↑	Broadcom Inc.
↑	Microsoft Corporation
↑	Alphabet Inc. Class A
↑	Alphabet Inc. Class C

Top Detractors
↓	Block, Inc. Class A
↓	Apple Inc.
↓	Hewlett Packard Enterprise Co.
↓	Fiserv, Inc.
↓	Salesforce, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	22.99	16.59	16.60
Class A (with sales charge)	17.16	15.46	16.03
S&P 500® Index	17.88	14.42	14.82
Russell 1000® Growth Index	18.56	15.32	18.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 586,326,932
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 2,590,348
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$586,326,932
Number of Holdings	63
Net Advisory Fee	$2,590,348
Portfolio Turnover	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
NVIDIA Corp.	13.2%
Apple, Inc.	10.4%
Microsoft Corp.	9.9%
Alphabet, Inc.	8.2%
Broadcom, Inc.	5.4%
Amazon.com, Inc.	5.2%
Meta Platforms, Inc.	3.2%
Tesla, Inc.	2.4%
Eli Lilly & Co.	2.1%
Visa, Inc.	1.9%

Top Sectors*	(%)
Information Technology	52.3%
Communication Services	13.8%
Consumer Discretionary	10.9%
Health Care	7.5%
Financials	6.3%
Industrials	4.2%
Consumer Staples	3.3%
Materials	0.7%
Real Estate	0.5%
Cash & Other	0.5%
[22]
Material Fund Change [Text Block]
Changes to Shareholder Fees (fees paid directly from your investment):
At meetings held on November 14-15, 2024, the Board of Trustees of Carillon Series Trust approved decreasing the investment advisory and subadvisory fee rate for the Carillon ClariVest Capital Appreciation Fund by 0.10%, and increasing the Fee Waiver and/or Expense Reimbursement arrangement in place for the Fund by 0.05%. These changes went into effect as of May 1, 2025.
Other Material Fund Changes:
At meetings held on February 12-13, 2026, the Board of Trustees of Carillon Series Trust approved a Plan of Reorganization and Termination pursuant to which the Carillon ClariVest Capital Appreciation Fund would be reorganized into the RJ ClariVest Capital Appreciation ETF, a newly-formed exchange-traded fund series of Carillon Series Trust, with an anticipated closing date in May 2026.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 1, 2025, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 1, 2025, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon ClariVest Capital Appreciation Fund
Class Name	Class C
Trading Symbol	HRCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon ClariVest Capital Appreciation Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$194	1.75%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The market continued to be driven by the artificial intelligence theme. Growth outpaced value for the third consecutive year, though by a much smaller margin with the Russell 1000® Growth Index returning 18.55% compared to the 15.88% returned by the Russell 1000® Value Index.
• We saw broadening out in participation beyond the Magnificent Seven. Among the Magnificent Seven, only Nvidia and Alphabet outperformed the Russell 1000® Growth Index, while the remaining five lagged. The fund achieved some excess return from within the Magnificent Seven, being overweight Nvidia and Alphabet, but most excess return came from stock selection outside of the Magnificent Seven.
• From a sector perspective, the fund’s sector allocation was slightly positive, led by an underweight position in consumer discretionary. The majority of excess return came from stock selection, especially within the communications services, consumer discretionary, healthcare, and information technology sectors.

Top Contributors
↑	NVIDIA Corporation
↑	Broadcom Inc.
↑	Microsoft Corporation
↑	Alphabet Inc. Class A
↑	Alphabet Inc. Class C

Top Detractors
↓	Block, Inc. Class A
↓	Apple Inc.
↓	Hewlett Packard Enterprise Co.
↓	Fiserv, Inc.
↓	Salesforce, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	22.06	15.72	15.72
Class C (with sales charge)	22.06	15.72	15.72
S&P 500® Index	17.88	14.42	14.82
Russell 1000® Growth Index	18.56	15.32	18.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 586,326,932
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 2,590,348
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$586,326,932
Number of Holdings	63
Net Advisory Fee	$2,590,348
Portfolio Turnover	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
NVIDIA Corp.	13.2%
Apple, Inc.	10.4%
Microsoft Corp.	9.9%
Alphabet, Inc.	8.2%
Broadcom, Inc.	5.4%
Amazon.com, Inc.	5.2%
Meta Platforms, Inc.	3.2%
Tesla, Inc.	2.4%
Eli Lilly & Co.	2.1%
Visa, Inc.	1.9%

Top Sectors*	(%)
Information Technology	52.3%
Communication Services	13.8%
Consumer Discretionary	10.9%
Health Care	7.5%
Financials	6.3%
Industrials	4.2%
Consumer Staples	3.3%
Materials	0.7%
Real Estate	0.5%
Cash & Other	0.5%
[23]
Material Fund Change [Text Block]
Changes to Shareholder Fees (fees paid directly from your investment):
At meetings held on November 14-15, 2024, the Board of Trustees of Carillon Series Trust approved decreasing the investment advisory and subadvisory fee rate for the Carillon ClariVest Capital Appreciation Fund by 0.10%, and increasing the Fee Waiver and/or Expense Reimbursement arrangement in place for the Fund by 0.05%. These changes went into effect as of May 1, 2025.
Other Material Fund Changes:
At meetings held on February 12-13, 2026, the Board of Trustees of Carillon Series Trust approved a Plan of Reorganization and Termination pursuant to which the Carillon ClariVest Capital Appreciation Fund would be reorganized into the RJ ClariVest Capital Appreciation ETF, a newly-formed exchange-traded fund series of Carillon Series Trust, with an anticipated closing date in May 2026.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 1, 2025, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 1, 2025, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon ClariVest Capital Appreciation Fund
Class Name	Class I
Trading Symbol	HRCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon ClariVest Capital Appreciation Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$80	0.72%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The market continued to be driven by the artificial intelligence theme. Growth outpaced value for the third consecutive year, though by a much smaller margin with the Russell 1000® Growth Index returning 18.55% compared to the 15.88% returned by the Russell 1000® Value Index.
• We saw broadening out in participation beyond the Magnificent Seven. Among the Magnificent Seven, only Nvidia and Alphabet outperformed the Russell 1000® Growth Index, while the remaining five lagged. The fund achieved some excess return from within the Magnificent Seven, being overweight Nvidia and Alphabet, but most excess return came from stock selection outside of the Magnificent Seven.
• From a sector perspective, the fund’s sector allocation was slightly positive, led by an underweight position in consumer discretionary. The majority of excess return came from stock selection, especially within the communications services, consumer discretionary, healthcare, and information technology sectors.

Top Contributors
↑	NVIDIA Corporation
↑	Broadcom Inc.
↑	Microsoft Corporation
↑	Alphabet Inc. Class A
↑	Alphabet Inc. Class C

Top Detractors
↓	Block, Inc. Class A
↓	Apple Inc.
↓	Hewlett Packard Enterprise Co.
↓	Fiserv, Inc.
↓	Salesforce, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	23.31	16.93	16.94
S&P 500® Index	17.88	14.42	14.82
Russell 1000® Growth Index	18.56	15.32	18.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 586,326,932
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 2,590,348
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$586,326,932
Number of Holdings	63
Net Advisory Fee	$2,590,348
Portfolio Turnover	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
NVIDIA Corp.	13.2%
Apple, Inc.	10.4%
Microsoft Corp.	9.9%
Alphabet, Inc.	8.2%
Broadcom, Inc.	5.4%
Amazon.com, Inc.	5.2%
Meta Platforms, Inc.	3.2%
Tesla, Inc.	2.4%
Eli Lilly & Co.	2.1%
Visa, Inc.	1.9%

Top Sectors*	(%)
Information Technology	52.3%
Communication Services	13.8%
Consumer Discretionary	10.9%
Health Care	7.5%
Financials	6.3%
Industrials	4.2%
Consumer Staples	3.3%
Materials	0.7%
Real Estate	0.5%
Cash & Other	0.5%
[24]
Material Fund Change [Text Block]
Changes to Shareholder Fees (fees paid directly from your investment):
At meetings held on November 14-15, 2024, the Board of Trustees of Carillon Series Trust approved decreasing the investment advisory and subadvisory fee rate for the Carillon ClariVest Capital Appreciation Fund by 0.10%, and increasing the Fee Waiver and/or Expense Reimbursement arrangement in place for the Fund by 0.05%. These changes went into effect as of May 1, 2025.
Other Material Fund Changes:
At meetings held on February 12-13, 2026, the Board of Trustees of Carillon Series Trust approved a Plan of Reorganization and Termination pursuant to which the Carillon ClariVest Capital Appreciation Fund would be reorganized into the RJ ClariVest Capital Appreciation ETF, a newly-formed exchange-traded fund series of Carillon Series Trust, with an anticipated closing date in May 2026.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 1, 2025, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 1, 2025, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon ClariVest Capital Appreciation Fund
Class Name	Class R-6
Trading Symbol	HRCUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon ClariVest Capital Appreciation Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$71	0.64%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The market continued to be driven by the artificial intelligence theme. Growth outpaced value for the third consecutive year, though by a much smaller margin with the Russell 1000® Growth Index returning 18.55% compared to the 15.88% returned by the Russell 1000® Value Index.
• We saw broadening out in participation beyond the Magnificent Seven. Among the Magnificent Seven, only Nvidia and Alphabet outperformed the Russell 1000® Growth Index, while the remaining five lagged. The fund achieved some excess return from within the Magnificent Seven, being overweight Nvidia and Alphabet, but most excess return came from stock selection outside of the Magnificent Seven.
• From a sector perspective, the fund’s sector allocation was slightly positive, led by an underweight position in consumer discretionary. The majority of excess return came from stock selection, especially within the communications services, consumer discretionary, healthcare, and information technology sectors.

Top Contributors
↑	NVIDIA Corporation
↑	Broadcom Inc.
↑	Microsoft Corporation
↑	Alphabet Inc. Class A
↑	Alphabet Inc. Class C

Top Detractors
↓	Block, Inc. Class A
↓	Apple Inc.
↓	Hewlett Packard Enterprise Co.
↓	Fiserv, Inc.
↓	Salesforce, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class R-6 (without sales charge)	23.43	17.12	17.10
S&P 500® Index	17.88	14.42	14.82
Russell 1000® Growth Index	18.56	15.32	18.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 586,326,932
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 2,590,348
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$586,326,932
Number of Holdings	63
Net Advisory Fee	$2,590,348
Portfolio Turnover	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
NVIDIA Corp.	13.2%
Apple, Inc.	10.4%
Microsoft Corp.	9.9%
Alphabet, Inc.	8.2%
Broadcom, Inc.	5.4%
Amazon.com, Inc.	5.2%
Meta Platforms, Inc.	3.2%
Tesla, Inc.	2.4%
Eli Lilly & Co.	2.1%
Visa, Inc.	1.9%

Top Sectors*	(%)
Information Technology	52.3%
Communication Services	13.8%
Consumer Discretionary	10.9%
Health Care	7.5%
Financials	6.3%
Industrials	4.2%
Consumer Staples	3.3%
Materials	0.7%
Real Estate	0.5%
Cash & Other	0.5%
[25]
Material Fund Change [Text Block]
Changes to Shareholder Fees (fees paid directly from your investment):
At meetings held on November 14-15, 2024, the Board of Trustees of Carillon Series Trust approved decreasing the investment advisory and subadvisory fee rate for the Carillon ClariVest Capital Appreciation Fund by 0.10%, and increasing the Fee Waiver and/or Expense Reimbursement arrangement in place for the Fund by 0.05%. These changes went into effect as of May 1, 2025.
Other Material Fund Changes:
At meetings held on February 12-13, 2026, the Board of Trustees of Carillon Series Trust approved a Plan of Reorganization and Termination pursuant to which the Carillon ClariVest Capital Appreciation Fund would be reorganized into the RJ ClariVest Capital Appreciation ETF, a newly-formed exchange-traded fund series of Carillon Series Trust, with an anticipated closing date in May 2026.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 1, 2025, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 1, 2025, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon ClariVest International Stock Fund
Class Name	Class A
Trading Symbol	EISAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon ClariVest International Stock Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$149	1.25%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• International stocks delivered strong returns for the 12-month period ending December 31, 2025, with the MSCI ACWI ex-US Index rising 32.39%. Contributing factors include a rotation toward the more attractive valuations outside the United States, robust corporate earnings, supportive monetary and fiscal policies, a continuation of the artificial intelligence boom, and a weak U.S. dollar.
• From a country perspective, stock selection in the United Kingdom and France and an underweight to India contributed the most to the fund’s performance versus its benchmark.
• On the other hand, stock selection in China and Taiwan and an underweight to South Africa detracted the most from the fund’s relative performance.
• From a sector perspective, stock selection in financials and materials contributed the most to the fund’s performance relative to its benchmark.
• Conversely, stock selection in communication services detracted the most from the fund’s relative performance.

Top Contributors
↑	SK hynix Inc.
↑	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR
↑	Societe Generale S.A. Class A
↑	Banco Santander, S.A.
↑	Kinross Gold Corporation

Top Detractors
↓	Compal Electronics, Inc.
↓	Meituan Class B
↓	Olympus Corp.
↓	Air Canada
↓	Novo Nordisk A/S Class B

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	38.89	14.47	9.20
Class A (with sales charge)	32.29	13.36	8.67
MSCI ACWI ex-US Index	32.39	7.91	8.41

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 897,377,605
Holdings Count | $ / shares	151
Advisory Fees Paid, Amount	$ 4,636,962
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$897,377,605
Number of Holdings	151
Net Advisory Fee	$4,636,962
Portfolio Turnover	15%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
SK Hynix, Inc.	2.4%
Samsung Electronics Co. Ltd.	1.5%
Barclays PLC	1.4%
Sumitomo Electric Industries Ltd.	1.4%
Tencent Holdings Ltd.	1.4%
Novartis AG	1.3%
HSBC Holdings PLC	1.2%
Alibaba Group Holding Ltd.	1.2%
NN Group N.V.	1.2%

Top 10 Countries	(%)
Japan	18.0%
United Kingdom	12.7%
Canada	8.2%
Taiwan	8.1%
Germany	7.2%
France	6.3%
South Korea	6.2%
China	5.0%
Switzerland	4.3%
Spain	3.7%

Top Sectors*	(%)
Financials	23.8%
Information Technology	17.7%
Industrials	12.7%
Health Care	9.8%
Consumer Discretionary	8.1%
Materials	6.2%
Consumer Staples	5.6%
Communication Services	4.5%
Utilities	4.4%
Cash & Other	7.2%
[26]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon ClariVest International Stock Fund
Class Name	Class C
Trading Symbol	EISDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon ClariVest International Stock Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$232	1.95%

Expenses Paid, Amount	$ 232
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• International stocks delivered strong returns for the 12-month period ending December 31, 2025, with the MSCI ACWI ex-US Index rising 32.39%. Contributing factors include a rotation toward the more attractive valuations outside the United States, robust corporate earnings, supportive monetary and fiscal policies, a continuation of the artificial intelligence boom, and a weak U.S. dollar.
• From a country perspective, stock selection in the United Kingdom and France and an underweight to India contributed the most to the fund’s performance versus its benchmark.
• On the other hand, stock selection in China and Taiwan and an underweight to South Africa detracted the most from the fund’s relative performance.
• From a sector perspective, stock selection in financials and materials contributed the most to the fund’s performance relative to its benchmark.
• Conversely, stock selection in communication services detracted the most from the fund’s relative performance.

Top Contributors
↑	SK hynix Inc.
↑	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR
↑	Societe Generale S.A. Class A
↑	Banco Santander, S.A.
↑	Kinross Gold Corporation

Top Detractors
↓	Compal Electronics, Inc.
↓	Meituan Class B
↓	Olympus Corp.
↓	Air Canada
↓	Novo Nordisk A/S Class B

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	37.94	13.63	8.39
Class C (with sales charge)	37.94	13.63	8.39
MSCI ACWI ex-US Index	32.39	7.91	8.41

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 897,377,605
Holdings Count | $ / shares	151
Advisory Fees Paid, Amount	$ 4,636,962
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$897,377,605
Number of Holdings	151
Net Advisory Fee	$4,636,962
Portfolio Turnover	15%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
SK Hynix, Inc.	2.4%
Samsung Electronics Co. Ltd.	1.5%
Barclays PLC	1.4%
Sumitomo Electric Industries Ltd.	1.4%
Tencent Holdings Ltd.	1.4%
Novartis AG	1.3%
HSBC Holdings PLC	1.2%
Alibaba Group Holding Ltd.	1.2%
NN Group N.V.	1.2%

Top 10 Countries	(%)
Japan	18.0%
United Kingdom	12.7%
Canada	8.2%
Taiwan	8.1%
Germany	7.2%
France	6.3%
South Korea	6.2%
China	5.0%
Switzerland	4.3%
Spain	3.7%

Top Sectors*	(%)
Financials	23.8%
Information Technology	17.7%
Industrials	12.7%
Health Care	9.8%
Consumer Discretionary	8.1%
Materials	6.2%
Consumer Staples	5.6%
Communication Services	4.5%
Utilities	4.4%
Cash & Other	7.2%
[27]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon ClariVest International Stock Fund
Class Name	Class I
Trading Symbol	EISIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon ClariVest International Stock Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$114	0.95%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• International stocks delivered strong returns for the 12-month period ending December 31, 2025, with the MSCI ACWI ex-US Index rising 32.39%. Contributing factors include a rotation toward the more attractive valuations outside the United States, robust corporate earnings, supportive monetary and fiscal policies, a continuation of the artificial intelligence boom, and a weak U.S. dollar.
• From a country perspective, stock selection in the United Kingdom and France and an underweight to India contributed the most to the fund’s performance versus its benchmark.
• On the other hand, stock selection in China and Taiwan and an underweight to South Africa detracted the most from the fund’s relative performance.
• From a sector perspective, stock selection in financials and materials contributed the most to the fund’s performance relative to its benchmark.
• Conversely, stock selection in communication services detracted the most from the fund’s relative performance.

Top Contributors
↑	SK hynix Inc.
↑	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR
↑	Societe Generale S.A. Class A
↑	Banco Santander, S.A.
↑	Kinross Gold Corporation

Top Detractors
↓	Compal Electronics, Inc.
↓	Meituan Class B
↓	Olympus Corp.
↓	Air Canada
↓	Novo Nordisk A/S Class B

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	39.30	14.81	9.56
MSCI ACWI ex-US Index	32.39	7.91	8.41

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 897,377,605
Holdings Count | $ / shares	151
Advisory Fees Paid, Amount	$ 4,636,962
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$897,377,605
Number of Holdings	151
Net Advisory Fee	$4,636,962
Portfolio Turnover	15%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
SK Hynix, Inc.	2.4%
Samsung Electronics Co. Ltd.	1.5%
Barclays PLC	1.4%
Sumitomo Electric Industries Ltd.	1.4%
Tencent Holdings Ltd.	1.4%
Novartis AG	1.3%
HSBC Holdings PLC	1.2%
Alibaba Group Holding Ltd.	1.2%
NN Group N.V.	1.2%

Top 10 Countries	(%)
Japan	18.0%
United Kingdom	12.7%
Canada	8.2%
Taiwan	8.1%
Germany	7.2%
France	6.3%
South Korea	6.2%
China	5.0%
Switzerland	4.3%
Spain	3.7%

Top Sectors*	(%)
Financials	23.8%
Information Technology	17.7%
Industrials	12.7%
Health Care	9.8%
Consumer Discretionary	8.1%
Materials	6.2%
Consumer Staples	5.6%
Communication Services	4.5%
Utilities	4.4%
Cash & Other	7.2%
[28]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon ClariVest International Stock Fund
Class Name	Class R-6
Trading Symbol	EISVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon ClariVest International Stock Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$102	0.85%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• International stocks delivered strong returns for the 12-month period ending December 31, 2025, with the MSCI ACWI ex-US Index rising 32.39%. Contributing factors include a rotation toward the more attractive valuations outside the United States, robust corporate earnings, supportive monetary and fiscal policies, a continuation of the artificial intelligence boom, and a weak U.S. dollar.
• From a country perspective, stock selection in the United Kingdom and France and an underweight to India contributed the most to the fund’s performance versus its benchmark.
• On the other hand, stock selection in China and Taiwan and an underweight to South Africa detracted the most from the fund’s relative performance.
• From a sector perspective, stock selection in financials and materials contributed the most to the fund’s performance relative to its benchmark.
• Conversely, stock selection in communication services detracted the most from the fund’s relative performance.

Top Contributors
↑	SK hynix Inc.
↑	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR
↑	Societe Generale S.A. Class A
↑	Banco Santander, S.A.
↑	Kinross Gold Corporation

Top Detractors
↓	Compal Electronics, Inc.
↓	Meituan Class B
↓	Olympus Corp.
↓	Air Canada
↓	Novo Nordisk A/S Class B

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class R-6 (without sales charge)	39.45	14.86	9.64
MSCI ACWI ex-US Index	32.39	7.91	8.41

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 897,377,605
Holdings Count | $ / shares	151
Advisory Fees Paid, Amount	$ 4,636,962
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$897,377,605
Number of Holdings	151
Net Advisory Fee	$4,636,962
Portfolio Turnover	15%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
SK Hynix, Inc.	2.4%
Samsung Electronics Co. Ltd.	1.5%
Barclays PLC	1.4%
Sumitomo Electric Industries Ltd.	1.4%
Tencent Holdings Ltd.	1.4%
Novartis AG	1.3%
HSBC Holdings PLC	1.2%
Alibaba Group Holding Ltd.	1.2%
NN Group N.V.	1.2%

Top 10 Countries	(%)
Japan	18.0%
United Kingdom	12.7%
Canada	8.2%
Taiwan	8.1%
Germany	7.2%
France	6.3%
South Korea	6.2%
China	5.0%
Switzerland	4.3%
Spain	3.7%

Top Sectors*	(%)
Financials	23.8%
Information Technology	17.7%
Industrials	12.7%
Health Care	9.8%
Consumer Discretionary	8.1%
Materials	6.2%
Consumer Staples	5.6%
Communication Services	4.5%
Utilities	4.4%
Cash & Other	7.2%
[29]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Growth & Income Fund
Class Name	Class A
Trading Symbol	HRCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Eagle Growth & Income Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	0.97%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2025, equities once again yielded strong results, fueled by excitement around artificial intelligence and the resumption of U.S. Federal Reserve (Fed) interest rate cuts, as well as by a more pragmatic tone from the Trump administration on trade negotiations. The broad market, represented by the S&P® 500 Index, generated an impressive 17.9% increase, ending the year just shy of a third straight 20%+ annual gain.
• In contrast, dividend growth stocks, identified by above median-paying stocks within the S&P 500® Index, underperformed the broader Index, achieving only a 13.8% return. Our strategy performed more in line with this subset of the S&P® 500 Index, which forms our primary investment universe.
• Stock selection in the financials and information technology sectors contributed positively to overall performance, while selection in communication services, consumer staples and healthcare detracted from returns.

Top Contributors
↑	LAM RESEARCH CORP
↑	JPMORGAN CHASE & CO
↑	BROADCOM INC
↑	GOLDMAN SACHS GROUP INC
↑	ORACLE CORP

Top Detractors
↓	ACCENTURE PLC-CL A
↓	EQUINIX INC
↓	BEST BUY CO INC
↓	PROCTER & GAMBLE CO/THE
↓	UNITEDHEALTH GROUP INC

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	12.69	10.30	10.96
Class A (with sales charge)	7.36	9.23	10.42
S&P 500® Index	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 491,772,139
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 2,501,450
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$491,772,139
Number of Holdings	47
Net Advisory Fee	$2,501,450
Portfolio Turnover	47%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Microsoft Corp.	5.8%
JPMorgan Chase & Co.	4.9%
Broadcom, Inc.	3.5%
The Goldman Sachs Group, Inc.	3.4%
RTX Corp.	3.3%
The PNC Financial Services Group, Inc.	3.2%
The Procter & Gamble Co.	3.0%
Duke Energy Corp.	2.8%
McDonald’s Corp.	2.7%
The Coca-Cola Co.	2.7%

Top Sectors*	(%)
Information Technology	23.3%
Financials	18.2%
Health Care	13.4%
Industrials	11.5%
Consumer Discretionary	10.8%
Consumer Staples	7.2%
Energy	5.1%
Utilities	4.3%
Communication Services	3.9%
Cash & Other	2.3%
[30]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Growth & Income Fund
Class Name	Class C
Trading Symbol	HIGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Eagle Growth & Income Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$181	1.71%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2025, equities once again yielded strong results, fueled by excitement around artificial intelligence and the resumption of U.S. Federal Reserve (Fed) interest rate cuts, as well as by a more pragmatic tone from the Trump administration on trade negotiations. The broad market, represented by the S&P® 500 Index, generated an impressive 17.9% increase, ending the year just shy of a third straight 20%+ annual gain.
• In contrast, dividend growth stocks, identified by above median-paying stocks within the S&P 500® Index, underperformed the broader Index, achieving only a 13.8% return. Our strategy performed more in line with this subset of the S&P® 500 Index, which forms our primary investment universe.
• Stock selection in the financials and information technology sectors contributed positively to overall performance, while selection in communication services, consumer staples and healthcare detracted from returns.

Top Contributors
↑	LAM RESEARCH CORP
↑	JPMORGAN CHASE & CO
↑	BROADCOM INC
↑	GOLDMAN SACHS GROUP INC
↑	ORACLE CORP

Top Detractors
↓	ACCENTURE PLC-CL A
↓	EQUINIX INC
↓	BEST BUY CO INC
↓	PROCTER & GAMBLE CO/THE
↓	UNITEDHEALTH GROUP INC

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	11.87	9.49	10.14
Class C (with sales charge)	11.87	9.49	10.14
S&P 500® Index	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 491,772,139
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 2,501,450
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$491,772,139
Number of Holdings	47
Net Advisory Fee	$2,501,450
Portfolio Turnover	47%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Microsoft Corp.	5.8%
JPMorgan Chase & Co.	4.9%
Broadcom, Inc.	3.5%
The Goldman Sachs Group, Inc.	3.4%
RTX Corp.	3.3%
The PNC Financial Services Group, Inc.	3.2%
The Procter & Gamble Co.	3.0%
Duke Energy Corp.	2.8%
McDonald’s Corp.	2.7%
The Coca-Cola Co.	2.7%

Top Sectors*	(%)
Information Technology	23.3%
Financials	18.2%
Health Care	13.4%
Industrials	11.5%
Consumer Discretionary	10.8%
Consumer Staples	7.2%
Energy	5.1%
Utilities	4.3%
Communication Services	3.9%
Cash & Other	2.3%
[31]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Growth & Income Fund
Class Name	Class I
Trading Symbol	HIGJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Eagle Growth & Income Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77	0.72%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2025, equities once again yielded strong results, fueled by excitement around artificial intelligence and the resumption of U.S. Federal Reserve (Fed) interest rate cuts, as well as by a more pragmatic tone from the Trump administration on trade negotiations. The broad market, represented by the S&P® 500 Index, generated an impressive 17.9% increase, ending the year just shy of a third straight 20%+ annual gain.
• In contrast, dividend growth stocks, identified by above median-paying stocks within the S&P 500® Index, underperformed the broader Index, achieving only a 13.8% return. Our strategy performed more in line with this subset of the S&P® 500 Index, which forms our primary investment universe.
• Stock selection in the financials and information technology sectors contributed positively to overall performance, while selection in communication services, consumer staples and healthcare detracted from returns.

Top Contributors
↑	LAM RESEARCH CORP
↑	JPMORGAN CHASE & CO
↑	BROADCOM INC
↑	GOLDMAN SACHS GROUP INC
↑	ORACLE CORP

Top Detractors
↓	ACCENTURE PLC-CL A
↓	EQUINIX INC
↓	BEST BUY CO INC
↓	PROCTER & GAMBLE CO/THE
↓	UNITEDHEALTH GROUP INC

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	13.04	10.59	11.26
S&P 500® Index	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 491,772,139
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 2,501,450
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$491,772,139
Number of Holdings	47
Net Advisory Fee	$2,501,450
Portfolio Turnover	47%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Microsoft Corp.	5.8%
JPMorgan Chase & Co.	4.9%
Broadcom, Inc.	3.5%
The Goldman Sachs Group, Inc.	3.4%
RTX Corp.	3.3%
The PNC Financial Services Group, Inc.	3.2%
The Procter & Gamble Co.	3.0%
Duke Energy Corp.	2.8%
McDonald’s Corp.	2.7%
The Coca-Cola Co.	2.7%

Top Sectors*	(%)
Information Technology	23.3%
Financials	18.2%
Health Care	13.4%
Industrials	11.5%
Consumer Discretionary	10.8%
Consumer Staples	7.2%
Energy	5.1%
Utilities	4.3%
Communication Services	3.9%
Cash & Other	2.3%
[32]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Growth & Income Fund
Class Name	Class R-6
Trading Symbol	HIGUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Eagle Growth & Income Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2025, equities once again yielded strong results, fueled by excitement around artificial intelligence and the resumption of U.S. Federal Reserve (Fed) interest rate cuts, as well as by a more pragmatic tone from the Trump administration on trade negotiations. The broad market, represented by the S&P® 500 Index, generated an impressive 17.9% increase, ending the year just shy of a third straight 20%+ annual gain.
• In contrast, dividend growth stocks, identified by above median-paying stocks within the S&P 500® Index, underperformed the broader Index, achieving only a 13.8% return. Our strategy performed more in line with this subset of the S&P® 500 Index, which forms our primary investment universe.
• Stock selection in the financials and information technology sectors contributed positively to overall performance, while selection in communication services, consumer staples and healthcare detracted from returns.

Top Contributors
↑	LAM RESEARCH CORP
↑	JPMORGAN CHASE & CO
↑	BROADCOM INC
↑	GOLDMAN SACHS GROUP INC
↑	ORACLE CORP

Top Detractors
↓	ACCENTURE PLC-CL A
↓	EQUINIX INC
↓	BEST BUY CO INC
↓	PROCTER & GAMBLE CO/THE
↓	UNITEDHEALTH GROUP INC

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class R-6 (without sales charge)	13.12	10.68	11.32
S&P 500® Index	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 491,772,139
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 2,501,450
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$491,772,139
Number of Holdings	47
Net Advisory Fee	$2,501,450
Portfolio Turnover	47%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Microsoft Corp.	5.8%
JPMorgan Chase & Co.	4.9%
Broadcom, Inc.	3.5%
The Goldman Sachs Group, Inc.	3.4%
RTX Corp.	3.3%
The PNC Financial Services Group, Inc.	3.2%
The Procter & Gamble Co.	3.0%
Duke Energy Corp.	2.8%
McDonald’s Corp.	2.7%
The Coca-Cola Co.	2.7%

Top Sectors*	(%)
Information Technology	23.3%
Financials	18.2%
Health Care	13.4%
Industrials	11.5%
Consumer Discretionary	10.8%
Consumer Staples	7.2%
Energy	5.1%
Utilities	4.3%
Communication Services	3.9%
Cash & Other	2.3%
[33]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	HAGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Eagle Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	1.05%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The year was defined by bifurcation, where the largest-cap companies worked very well as the AI trade set in and lower-quality smaller speculative names were able to do extremely well against a backdrop of expected rate cuts. Increased concentration in the index narrowed the pool of performance-driving names with less than ideal fundamental characteristics. As such, quality (as a factor) and mid cap growth (as a size sector) did not keep up. It’s important to note that the Mid Cap Growth Fund is generally positioned to be factor- and sector-neutral, relying on disciplined stock selection to capture growth across the broader investable universe.
• Financials, communication services, and information technology stocks finished 2025 with the highest levels of negative attribution. Healthcare stocks also underperformed their index peers to a notable degree. Underperformance in the utilities sector was offset by an underweight posture. Real estate and consumer discretionary stocks helped alleviate some  underperformance elsewhere in the portfolio. An overweight allocation to materials helped contribute meaningful gains, and stock selection in energy kept the portfolio from experiencing the same level of losses as other index constituents. The strongest contributions came from consumer staples, where selection avoided the negative returns produced by index peers, and from industrials, which delivered the largest gains.

Top Contributors
↑	PALANTIR TECHNOLOGIES INC-A
↑	CENCORA INC
↑	CARVANA CO
↑	CLOUDFLARE INC - CLASS A
↑	MONOLITHIC POWER SYSTEMS INC

Top Detractors
↓	FRESHPET INC
↓	HUBSPOT INC
↓	DECKERS OUTDOOR CORP
↓	ROBLOX CORP -CLASS A
↓	TRADE DESK INC/THE -CLASS A

Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	4.50	3.09	11.00
Class A (with sales charge)	-0.46	2.09	10.46
Russell 3000® Index	17.15	13.15	14.29
Russell Midcap® Growth Index	8.66	6.65	12.49

Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 5,258,632,710
Holdings Count | $ / shares	83
Advisory Fees Paid, Amount	$ 29,733,720
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$5,258,632,710
Number of Holdings	83
Net Advisory Fee	$29,733,720
Portfolio Turnover	41%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Cencora, Inc.	2.9%
Royal Caribbean Cruises Ltd.	2.9%
Ares Management Corp.	2.7%
Vertiv Holdings Co.	2.4%
RB Global, Inc.	2.5%
Hilton Worldwide Holdings, Inc.	2.4%
Carvana Co.	2.4%
LPL Financial Holdings, Inc.	2.1%
Axon Enterprise, Inc.	2.0%
Alnylam Pharmaceuticals, Inc.	2.0%

Top Sectors*	(%)
Industrials	21.5%
Information Technology	19.6%
Consumer Discretionary	18.0%
Health Care	15.4%
Financials	10.5%
Communication Services	5.1%
Consumer Staples	2.9%
Energy	2.5%
Materials	1.6%
Cash & Other	2.9%
[34]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	HAGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Eagle Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$178	1.75%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The year was defined by bifurcation, where the largest-cap companies worked very well as the AI trade set in and lower-quality smaller speculative names were able to do extremely well against a backdrop of expected rate cuts. Increased concentration in the index narrowed the pool of performance-driving names with less than ideal fundamental characteristics. As such, quality (as a factor) and mid cap growth (as a size sector) did not keep up. It’s important to note that the Mid Cap Growth Fund is generally positioned to be factor- and sector-neutral, relying on disciplined stock selection to capture growth across the broader investable universe.
• Financials, communication services, and information technology stocks finished 2025 with the highest levels of negative attribution. Healthcare stocks also underperformed their index peers to a notable degree. Underperformance in the utilities sector was offset by an underweight posture. Real estate and consumer discretionary stocks helped alleviate some  underperformance elsewhere in the portfolio. An overweight allocation to materials helped contribute meaningful gains, and stock selection in energy kept the portfolio from experiencing the same level of losses as other index constituents. The strongest contributions came from consumer staples, where selection avoided the negative returns produced by index peers, and from industrials, which delivered the largest gains.

Top Contributors
↑	PALANTIR TECHNOLOGIES INC-A
↑	CENCORA INC
↑	CARVANA CO
↑	CLOUDFLARE INC - CLASS A
↑	MONOLITHIC POWER SYSTEMS INC

Top Detractors
↓	FRESHPET INC
↓	HUBSPOT INC
↓	DECKERS OUTDOOR CORP
↓	ROBLOX CORP -CLASS A
↓	TRADE DESK INC/THE -CLASS A

Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	3.78	2.38	10.24
Class C (with sales charge)	3.78	2.38	10.24
Russell 3000® Index	17.15	13.15	14.29
Russell Midcap® Growth Index	8.66	6.65	12.49

Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 5,258,632,710
Holdings Count | $ / shares	83
Advisory Fees Paid, Amount	$ 29,733,720
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$5,258,632,710
Number of Holdings	83
Net Advisory Fee	$29,733,720
Portfolio Turnover	41%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Cencora, Inc.	2.9%
Royal Caribbean Cruises Ltd.	2.9%
Ares Management Corp.	2.7%
Vertiv Holdings Co.	2.4%
RB Global, Inc.	2.5%
Hilton Worldwide Holdings, Inc.	2.4%
Carvana Co.	2.4%
LPL Financial Holdings, Inc.	2.1%
Axon Enterprise, Inc.	2.0%
Alnylam Pharmaceuticals, Inc.	2.0%

Top Sectors*	(%)
Industrials	21.5%
Information Technology	19.6%
Consumer Discretionary	18.0%
Health Care	15.4%
Financials	10.5%
Communication Services	5.1%
Consumer Staples	2.9%
Energy	2.5%
Materials	1.6%
Cash & Other	2.9%
[35]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	HAGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Eagle Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The year was defined by bifurcation, where the largest-cap companies worked very well as the AI trade set in and lower-quality smaller speculative names were able to do extremely well against a backdrop of expected rate cuts. Increased concentration in the index narrowed the pool of performance-driving names with less than ideal fundamental characteristics. As such, quality (as a factor) and mid cap growth (as a size sector) did not keep up. It’s important to note that the Mid Cap Growth Fund is generally positioned to be factor- and sector-neutral, relying on disciplined stock selection to capture growth across the broader investable universe.
• Financials, communication services, and information technology stocks finished 2025 with the highest levels of negative attribution. Healthcare stocks also underperformed their index peers to a notable degree. Underperformance in the utilities sector was offset by an underweight posture. Real estate and consumer discretionary stocks helped alleviate some  underperformance elsewhere in the portfolio. An overweight allocation to materials helped contribute meaningful gains, and stock selection in energy kept the portfolio from experiencing the same level of losses as other index constituents. The strongest contributions came from consumer staples, where selection avoided the negative returns produced by index peers, and from industrials, which delivered the largest gains.

Top Contributors
↑	PALANTIR TECHNOLOGIES INC-A
↑	CENCORA INC
↑	CARVANA CO
↑	CLOUDFLARE INC - CLASS A
↑	MONOLITHIC POWER SYSTEMS INC

Top Detractors
↓	FRESHPET INC
↓	HUBSPOT INC
↓	DECKERS OUTDOOR CORP
↓	ROBLOX CORP -CLASS A
↓	TRADE DESK INC/THE -CLASS A

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	4.82	3.41	11.36
Russell 3000® Index	17.15	13.15	14.29
Russell Midcap® Growth Index	8.66	6.65	12.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 5,258,632,710
Holdings Count | $ / shares	83
Advisory Fees Paid, Amount	$ 29,733,720
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$5,258,632,710
Number of Holdings	83
Net Advisory Fee	$29,733,720
Portfolio Turnover	41%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Cencora, Inc.	2.9%
Royal Caribbean Cruises Ltd.	2.9%
Ares Management Corp.	2.7%
Vertiv Holdings Co.	2.4%
RB Global, Inc.	2.5%
Hilton Worldwide Holdings, Inc.	2.4%
Carvana Co.	2.4%
LPL Financial Holdings, Inc.	2.1%
Axon Enterprise, Inc.	2.0%
Alnylam Pharmaceuticals, Inc.	2.0%

Top Sectors*	(%)
Industrials	21.5%
Information Technology	19.6%
Consumer Discretionary	18.0%
Health Care	15.4%
Financials	10.5%
Communication Services	5.1%
Consumer Staples	2.9%
Energy	2.5%
Materials	1.6%
Cash & Other	2.9%
[36]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Mid Cap Growth Fund
Class Name	Class R-6
Trading Symbol	HRAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Eagle Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The year was defined by bifurcation, where the largest-cap companies worked very well as the AI trade set in and lower-quality smaller speculative names were able to do extremely well against a backdrop of expected rate cuts. Increased concentration in the index narrowed the pool of performance-driving names with less than ideal fundamental characteristics. As such, quality (as a factor) and mid cap growth (as a size sector) did not keep up. It’s important to note that the Mid Cap Growth Fund is generally positioned to be factor- and sector-neutral, relying on disciplined stock selection to capture growth across the broader investable universe.
• Financials, communication services, and information technology stocks finished 2025 with the highest levels of negative attribution. Healthcare stocks also underperformed their index peers to a notable degree. Underperformance in the utilities sector was offset by an underweight posture. Real estate and consumer discretionary stocks helped alleviate some  underperformance elsewhere in the portfolio. An overweight allocation to materials helped contribute meaningful gains, and stock selection in energy kept the portfolio from experiencing the same level of losses as other index constituents. The strongest contributions came from consumer staples, where selection avoided the negative returns produced by index peers, and from industrials, which delivered the largest gains.

Top Contributors
↑	PALANTIR TECHNOLOGIES INC-A
↑	CENCORA INC
↑	CARVANA CO
↑	CLOUDFLARE INC - CLASS A
↑	MONOLITHIC POWER SYSTEMS INC

Top Detractors
↓	FRESHPET INC
↓	HUBSPOT INC
↓	DECKERS OUTDOOR CORP
↓	ROBLOX CORP -CLASS A
↓	TRADE DESK INC/THE -CLASS A

Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class R-6 (without sales charge)	4.92	3.50	11.45
Russell 3000® Index	17.15	13.15	14.29
Russell Midcap® Growth Index	8.66	6.65	12.49

Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 5,258,632,710
Holdings Count | $ / shares	83
Advisory Fees Paid, Amount	$ 29,733,720
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$5,258,632,710
Number of Holdings	83
Net Advisory Fee	$29,733,720
Portfolio Turnover	41%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Cencora, Inc.	2.9%
Royal Caribbean Cruises Ltd.	2.9%
Ares Management Corp.	2.7%
Vertiv Holdings Co.	2.4%
RB Global, Inc.	2.5%
Hilton Worldwide Holdings, Inc.	2.4%
Carvana Co.	2.4%
LPL Financial Holdings, Inc.	2.1%
Axon Enterprise, Inc.	2.0%
Alnylam Pharmaceuticals, Inc.	2.0%

Top Sectors*	(%)
Industrials	21.5%
Information Technology	19.6%
Consumer Discretionary	18.0%
Health Care	15.4%
Financials	10.5%
Communication Services	5.1%
Consumer Staples	2.9%
Energy	2.5%
Materials	1.6%
Cash & Other	2.9%
[37]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Small Cap Growth Fund
Class Name	Class A
Trading Symbol	HRSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Eagle Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$125	1.18%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The portfolio’s bias toward quality and larger small-cap companies with stronger fundamentals limited potential gains. Speculative activity fueled by optimism around a shift toward a more supportive business environment along with rapidly advancing technologies drove valuations of lower-quality stocks beyond their fundamental inputs. In contrast, the fund’s exposure is centered around more stable companies with profitability or a clear path to it, free cash flow generation, and reasonable growth prospects.
• Healthcare was the most notable sector for the year, with strong stock selection within the benchmark fueling the largest gains. Materials and information technology also delivered positive relative results driven by solid stock selections and appropriate allocation. Further positive attribution came from the portfolios’ underweight allocation to communication services, the absence of an investment in utilities, and an overweight allocation to real estate. The allocation to consumer discretionary detracted from positive performance while an underweight to financials offset less than stellar stock selection. Energy’s overweight allocation detracted from returns, but consumer staples’ limited representation in the portfolio did not prevent stock selection from offsetting gains and driving the portfolio’s largest area of relative underperformance. Industrial holdings, the portfolio’s largest sector allocation, contributed positive gains but  underperformed index constituents.

Top Contributors
↑	RAMBUS INC
↑	WOODWARD INC
↑	BRIGHTSPRING HEALTH SERVICES, INC
↑	DYCOM INDUSTRIES INC
↑	PERIMETER SOLUTIONS INC

Top Detractors
↓	FRESHPET INC
↓	BLOOM ENERGY CORP- A
↓	SHAKE SHACK INC - CLASS A
↓	BELLRING BRANDS INC
↓	FLYWIRE CORP-VOTING

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	11.28	1.17	8.23
Class A (with sales charge)	6.01	0.19	7.70
Russell 3000® Index	17.15	13.15	14.29
Russell 2000® Growth Index	13.01	3.18	9.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 416,428,407
Holdings Count | $ / shares	104
Advisory Fees Paid, Amount	$ 2,521,461
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$416,428,407
Number of Holdings	104
Net Advisory Fee	$2,521,461
Portfolio Turnover	41%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
PJT Partners, Inc.	2.3%
Dycom Industries, Inc.	2.3%
RB Global, Inc.	2.1%
Woodward, Inc.	2.1%
BrightSpring Health Services, Inc.	1.8%
Rambus, Inc.	1.7%
EastGroup Properties, Inc.	1.6%
Esab Corp.	1.6%
StepStone Group, Inc.	1.6%
Archrock, Inc.	1.6%

Top Sectors*	(%)
Industrials	27.9%
Health Care	22.5%
Information Technology	20.2%
Financials	8.0%
Consumer Discretionary	7.8%
Materials	5.2%
Energy	3.4%
Real Estate	2.7%
Consumer Staples	1.5%
Cash & Other	0.8%
[38]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Small Cap Growth Fund
Class Name	Class C
Trading Symbol	HSCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Eagle Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$197	1.87%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The portfolio’s bias toward quality and larger small-cap companies with stronger fundamentals limited potential gains. Speculative activity fueled by optimism around a shift toward a more supportive business environment along with rapidly advancing technologies drove valuations of lower-quality stocks beyond their fundamental inputs. In contrast, the fund’s exposure is centered around more stable companies with profitability or a clear path to it, free cash flow generation, and reasonable growth prospects.
• Healthcare was the most notable sector for the year, with strong stock selection within the benchmark fueling the largest gains. Materials and information technology also delivered positive relative results driven by solid stock selections and appropriate allocation. Further positive attribution came from the portfolios’ underweight allocation to communication services, the absence of an investment in utilities, and an overweight allocation to real estate. The allocation to consumer discretionary detracted from positive performance while an underweight to financials offset less than stellar stock selection. Energy’s overweight allocation detracted from returns, but consumer staples’ limited representation in the portfolio did not prevent stock selection from offsetting gains and driving the portfolio’s largest area of relative underperformance. Industrial holdings, the portfolio’s largest sector allocation, contributed positive gains but  underperformed index constituents.

Top Contributors
↑	RAMBUS INC
↑	WOODWARD INC
↑	BRIGHTSPRING HEALTH SERVICES, INC
↑	DYCOM INDUSTRIES INC
↑	PERIMETER SOLUTIONS INC

Top Detractors
↓	FRESHPET INC
↓	BLOOM ENERGY CORP- A
↓	SHAKE SHACK INC - CLASS A
↓	BELLRING BRANDS INC
↓	FLYWIRE CORP-VOTING

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	10.69	0.47	7.48
Class C (with sales charge)	10.69	0.47	7.48
Russell 3000® Index	17.15	13.15	14.29
Russell 2000® Growth Index	13.01	3.18	9.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 416,428,407
Holdings Count | $ / shares	104
Advisory Fees Paid, Amount	$ 2,521,461
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$416,428,407
Number of Holdings	104
Net Advisory Fee	$2,521,461
Portfolio Turnover	41%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
PJT Partners, Inc.	2.3%
Dycom Industries, Inc.	2.3%
RB Global, Inc.	2.1%
Woodward, Inc.	2.1%
BrightSpring Health Services, Inc.	1.8%
Rambus, Inc.	1.7%
EastGroup Properties, Inc.	1.6%
Esab Corp.	1.6%
StepStone Group, Inc.	1.6%
Archrock, Inc.	1.6%

Top Sectors*	(%)
Industrials	27.9%
Health Care	22.5%
Information Technology	20.2%
Financials	8.0%
Consumer Discretionary	7.8%
Materials	5.2%
Energy	3.4%
Real Estate	2.7%
Consumer Staples	1.5%
Cash & Other	0.8%
[39]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Small Cap Growth Fund
Class Name	Class I
Trading Symbol	HSIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Eagle Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$92	0.87%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The portfolio’s bias toward quality and larger small-cap companies with stronger fundamentals limited potential gains. Speculative activity fueled by optimism around a shift toward a more supportive business environment along with rapidly advancing technologies drove valuations of lower-quality stocks beyond their fundamental inputs. In contrast, the fund’s exposure is centered around more stable companies with profitability or a clear path to it, free cash flow generation, and reasonable growth prospects.
• Healthcare was the most notable sector for the year, with strong stock selection within the benchmark fueling the largest gains. Materials and information technology also delivered positive relative results driven by solid stock selections and appropriate allocation. Further positive attribution came from the portfolios’ underweight allocation to communication services, the absence of an investment in utilities, and an overweight allocation to real estate. The allocation to consumer discretionary detracted from positive performance while an underweight to financials offset less than stellar stock selection. Energy’s overweight allocation detracted from returns, but consumer staples’ limited representation in the portfolio did not prevent stock selection from offsetting gains and driving the portfolio’s largest area of relative underperformance. Industrial holdings, the portfolio’s largest sector allocation, contributed positive gains but  underperformed index constituents.

Top Contributors
↑	RAMBUS INC
↑	WOODWARD INC
↑	BRIGHTSPRING HEALTH SERVICES, INC
↑	DYCOM INDUSTRIES INC
↑	PERIMETER SOLUTIONS INC

Top Detractors
↓	FRESHPET INC
↓	BLOOM ENERGY CORP- A
↓	SHAKE SHACK INC - CLASS A
↓	BELLRING BRANDS INC
↓	FLYWIRE CORP-VOTING

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	11.64	1.47	8.56
Russell 3000® Index	17.15	13.15	14.29
Russell 2000® Growth Index	13.01	3.18	9.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 416,428,407
Holdings Count | $ / shares	104
Advisory Fees Paid, Amount	$ 2,521,461
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$416,428,407
Number of Holdings	104
Net Advisory Fee	$2,521,461
Portfolio Turnover	41%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
PJT Partners, Inc.	2.3%
Dycom Industries, Inc.	2.3%
RB Global, Inc.	2.1%
Woodward, Inc.	2.1%
BrightSpring Health Services, Inc.	1.8%
Rambus, Inc.	1.7%
EastGroup Properties, Inc.	1.6%
Esab Corp.	1.6%
StepStone Group, Inc.	1.6%
Archrock, Inc.	1.6%

Top Sectors*	(%)
Industrials	27.9%
Health Care	22.5%
Information Technology	20.2%
Financials	8.0%
Consumer Discretionary	7.8%
Materials	5.2%
Energy	3.4%
Real Estate	2.7%
Consumer Staples	1.5%
Cash & Other	0.8%
[40]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Small Cap Growth Fund
Class Name	Class R-6
Trading Symbol	HSRUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Eagle Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$83	0.78%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The portfolio’s bias toward quality and larger small-cap companies with stronger fundamentals limited potential gains. Speculative activity fueled by optimism around a shift toward a more supportive business environment along with rapidly advancing technologies drove valuations of lower-quality stocks beyond their fundamental inputs. In contrast, the fund’s exposure is centered around more stable companies with profitability or a clear path to it, free cash flow generation, and reasonable growth prospects.
• Healthcare was the most notable sector for the year, with strong stock selection within the benchmark fueling the largest gains. Materials and information technology also delivered positive relative results driven by solid stock selections and appropriate allocation. Further positive attribution came from the portfolios’ underweight allocation to communication services, the absence of an investment in utilities, and an overweight allocation to real estate. The allocation to consumer discretionary detracted from positive performance while an underweight to financials offset less than stellar stock selection. Energy’s overweight allocation detracted from returns, but consumer staples’ limited representation in the portfolio did not prevent stock selection from offsetting gains and driving the portfolio’s largest area of relative underperformance. Industrial holdings, the portfolio’s largest sector allocation, contributed positive gains but  underperformed index constituents.

Top Contributors
↑	RAMBUS INC
↑	WOODWARD INC
↑	BRIGHTSPRING HEALTH SERVICES, INC
↑	DYCOM INDUSTRIES INC
↑	PERIMETER SOLUTIONS INC

Top Detractors
↓	FRESHPET INC
↓	BLOOM ENERGY CORP- A
↓	SHAKE SHACK INC - CLASS A
↓	BELLRING BRANDS INC
↓	FLYWIRE CORP-VOTING

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class R-6 (without sales charge)	11.78	1.58	8.68
Russell 3000® Index	17.15	13.15	14.29
Russell 2000® Growth Index	13.01	3.18	9.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 416,428,407
Holdings Count | $ / shares	104
Advisory Fees Paid, Amount	$ 2,521,461
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$416,428,407
Number of Holdings	104
Net Advisory Fee	$2,521,461
Portfolio Turnover	41%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
PJT Partners, Inc.	2.3%
Dycom Industries, Inc.	2.3%
RB Global, Inc.	2.1%
Woodward, Inc.	2.1%
BrightSpring Health Services, Inc.	1.8%
Rambus, Inc.	1.7%
EastGroup Properties, Inc.	1.6%
Esab Corp.	1.6%
StepStone Group, Inc.	1.6%
Archrock, Inc.	1.6%

Top Sectors*	(%)
Industrials	27.9%
Health Care	22.5%
Information Technology	20.2%
Financials	8.0%
Consumer Discretionary	7.8%
Materials	5.2%
Energy	3.4%
Real Estate	2.7%
Consumer Staples	1.5%
Cash & Other	0.8%
[41]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Scout Mid Cap Fund
Class Name	Class A
Trading Symbol	CSMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Scout Mid Cap Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.25%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2025, equity markets delivered positive but more differentiated returns following the exceptionally strong gains of the prior two years. Large-cap stocks again outperformed most mid-cap peers, though leadership broadened beyond a narrow group of mega-cap stocks as the year progressed. Against this backdrop, the fund modestly outperformed the Russell Midcap® Index, benefiting from disciplined security selection while remaining largely in line with broader market trends.
• During the period, asset allocation had a modestly negative impact on relative performance; however, this was more than offset by strong stock selection. Selection was driven primarily by positions within information technology, including companies benefiting from continued investment in artificial intelligence, software modernization, and productivity-enhancing technologies. Select exposure to industrials and consumer-oriented businesses also contributed as earnings resilience and pricing power proved more durable than expected.
• On the negative side, stock selection within healthcare and certain financial holdings weighed modestly on returns, reflecting company-specific challenges and a more selective environment for fundamentals-driven opportunities. Overall, the portfolio remained well positioned, with performance reflecting the team’s focus on high-quality businesses, sustainable growth characteristics, and long-term capital appreciation.

Top Contributors
↑	ATI INC
↑	CELESTICA INC
↑	CIENA CORP
↑	CENCORA INC
↑	MONGODB INC

Top Detractors
↓	GARTNER INC
↓	BATH & BODY WORKS INC
↓	BLUE OWL CAPITAL INC
↓	CENTENE CORP
↓	MARVELL TECHNOLOGY INC

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class A (without sales charge)	15.15	8.67	9.75
Class A (with sales charge)	9.66	7.62	9.10
Russell 3000® Index	17.15	13.15	13.94
Russell Midcap® Index	10.60	8.67	10.05

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 3,205,649,427
Holdings Count | $ / shares	118
Advisory Fees Paid, Amount	$ 21,670,827
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$3,205,649,427
Number of Holdings	118
Net Advisory Fee	$21,670,827
Portfolio Turnover	57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
ATI, Inc.	2.0%
First Horizon Corp.	1.8%
Viper Energy, Inc.	1.8%
Citizens Financial Group, Inc.	1.7%
Agree Realty Corp.	1.6%
WEC Energy Group, Inc.	1.6%
Huntington Bancshares, Inc.	1.5%
Atmos Energy Corp.	1.5%
Evergy, Inc.	1.5%
CenterPoint Energy, Inc.	1.5%

Top Sectors*	(%)
Industrials	18.8%
Financials	15.4%
Information Technology	11.6%
Consumer Discretionary	11.4%
Health Care	11.2%
Consumer Staples	6.4%
Real Estate	6.3%
Utilities	6.1%
Materials	4.8%
Cash & Other	8.0%
[42]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Scout Mid Cap Fund
Class Name	Class C
Trading Symbol	CSMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Scout Mid Cap Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$213	1.99%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2025, equity markets delivered positive but more differentiated returns following the exceptionally strong gains of the prior two years. Large-cap stocks again outperformed most mid-cap peers, though leadership broadened beyond a narrow group of mega-cap stocks as the year progressed. Against this backdrop, the fund modestly outperformed the Russell Midcap® Index, benefiting from disciplined security selection while remaining largely in line with broader market trends.
• During the period, asset allocation had a modestly negative impact on relative performance; however, this was more than offset by strong stock selection. Selection was driven primarily by positions within information technology, including companies benefiting from continued investment in artificial intelligence, software modernization, and productivity-enhancing technologies. Select exposure to industrials and consumer-oriented businesses also contributed as earnings resilience and pricing power proved more durable than expected.
• On the negative side, stock selection within healthcare and certain financial holdings weighed modestly on returns, reflecting company-specific challenges and a more selective environment for fundamentals-driven opportunities. Overall, the portfolio remained well positioned, with performance reflecting the team’s focus on high-quality businesses, sustainable growth characteristics, and long-term capital appreciation.

Top Contributors
↑	ATI INC
↑	CELESTICA INC
↑	CIENA CORP
↑	CENCORA INC
↑	MONGODB INC

Top Detractors
↓	GARTNER INC
↓	BATH & BODY WORKS INC
↓	BLUE OWL CAPITAL INC
↓	CENTENE CORP
↓	MARVELL TECHNOLOGY INC

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class C (without sales charge)	14.27	7.85	8.93
Class C (with sales charge)	14.27	7.85	8.93
Russell 3000® Index	17.15	13.15	13.94
Russell Midcap® Index	10.60	8.67	10.05

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 3,205,649,427
Holdings Count | $ / shares	118
Advisory Fees Paid, Amount	$ 21,670,827
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$3,205,649,427
Number of Holdings	118
Net Advisory Fee	$21,670,827
Portfolio Turnover	57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
ATI, Inc.	2.0%
First Horizon Corp.	1.8%
Viper Energy, Inc.	1.8%
Citizens Financial Group, Inc.	1.7%
Agree Realty Corp.	1.6%
WEC Energy Group, Inc.	1.6%
Huntington Bancshares, Inc.	1.5%
Atmos Energy Corp.	1.5%
Evergy, Inc.	1.5%
CenterPoint Energy, Inc.	1.5%

Top Sectors*	(%)
Industrials	18.8%
Financials	15.4%
Information Technology	11.6%
Consumer Discretionary	11.4%
Health Care	11.2%
Consumer Staples	6.4%
Real Estate	6.3%
Utilities	6.1%
Materials	4.8%
Cash & Other	8.0%
[43]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Scout Mid Cap Fund
Class Name	Class I
Trading Symbol	UMBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Scout Mid Cap Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$102	0.95%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2025, equity markets delivered positive but more differentiated returns following the exceptionally strong gains of the prior two years. Large-cap stocks again outperformed most mid-cap peers, though leadership broadened beyond a narrow group of mega-cap stocks as the year progressed. Against this backdrop, the fund modestly outperformed the Russell Midcap® Index, benefiting from disciplined security selection while remaining largely in line with broader market trends.
• During the period, asset allocation had a modestly negative impact on relative performance; however, this was more than offset by strong stock selection. Selection was driven primarily by positions within information technology, including companies benefiting from continued investment in artificial intelligence, software modernization, and productivity-enhancing technologies. Select exposure to industrials and consumer-oriented businesses also contributed as earnings resilience and pricing power proved more durable than expected.
• On the negative side, stock selection within healthcare and certain financial holdings weighed modestly on returns, reflecting company-specific challenges and a more selective environment for fundamentals-driven opportunities. Overall, the portfolio remained well positioned, with performance reflecting the team’s focus on high-quality businesses, sustainable growth characteristics, and long-term capital appreciation.

Top Contributors
↑	ATI INC
↑	CELESTICA INC
↑	CIENA CORP
↑	CENCORA INC
↑	MONGODB INC

Top Detractors
↓	GARTNER INC
↓	BATH & BODY WORKS INC
↓	BLUE OWL CAPITAL INC
↓	CENTENE CORP
↓	MARVELL TECHNOLOGY INC

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	15.45	8.96	12.07
Russell 3000® Index	17.15	13.15	14.29
Russell Midcap® Index	10.60	8.67	11.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 3,205,649,427
Holdings Count | $ / shares	118
Advisory Fees Paid, Amount	$ 21,670,827
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$3,205,649,427
Number of Holdings	118
Net Advisory Fee	$21,670,827
Portfolio Turnover	57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
ATI, Inc.	2.0%
First Horizon Corp.	1.8%
Viper Energy, Inc.	1.8%
Citizens Financial Group, Inc.	1.7%
Agree Realty Corp.	1.6%
WEC Energy Group, Inc.	1.6%
Huntington Bancshares, Inc.	1.5%
Atmos Energy Corp.	1.5%
Evergy, Inc.	1.5%
CenterPoint Energy, Inc.	1.5%

Top Sectors*	(%)
Industrials	18.8%
Financials	15.4%
Information Technology	11.6%
Consumer Discretionary	11.4%
Health Care	11.2%
Consumer Staples	6.4%
Real Estate	6.3%
Utilities	6.1%
Materials	4.8%
Cash & Other	8.0%
[44]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Scout Mid Cap Fund
Class Name	Class R-6
Trading Symbol	CSMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Scout Mid Cap Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$92	0.85%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2025, equity markets delivered positive but more differentiated returns following the exceptionally strong gains of the prior two years. Large-cap stocks again outperformed most mid-cap peers, though leadership broadened beyond a narrow group of mega-cap stocks as the year progressed. Against this backdrop, the fund modestly outperformed the Russell Midcap® Index, benefiting from disciplined security selection while remaining largely in line with broader market trends.
• During the period, asset allocation had a modestly negative impact on relative performance; however, this was more than offset by strong stock selection. Selection was driven primarily by positions within information technology, including companies benefiting from continued investment in artificial intelligence, software modernization, and productivity-enhancing technologies. Select exposure to industrials and consumer-oriented businesses also contributed as earnings resilience and pricing power proved more durable than expected.
• On the negative side, stock selection within healthcare and certain financial holdings weighed modestly on returns, reflecting company-specific challenges and a more selective environment for fundamentals-driven opportunities. Overall, the portfolio remained well positioned, with performance reflecting the team’s focus on high-quality businesses, sustainable growth characteristics, and long-term capital appreciation.

Top Contributors
↑	ATI INC
↑	CELESTICA INC
↑	CIENA CORP
↑	CENCORA INC
↑	MONGODB INC

Top Detractors
↓	GARTNER INC
↓	BATH & BODY WORKS INC
↓	BLUE OWL CAPITAL INC
↓	CENTENE CORP
↓	MARVELL TECHNOLOGY INC

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class R-6 (without sales charge)	15.58	9.07	10.13
Russell 3000® Index	17.15	13.15	13.94
Russell Midcap® Index	10.60	8.67	10.05

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 3,205,649,427
Holdings Count | $ / shares	118
Advisory Fees Paid, Amount	$ 21,670,827
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$3,205,649,427
Number of Holdings	118
Net Advisory Fee	$21,670,827
Portfolio Turnover	57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
ATI, Inc.	2.0%
First Horizon Corp.	1.8%
Viper Energy, Inc.	1.8%
Citizens Financial Group, Inc.	1.7%
Agree Realty Corp.	1.6%
WEC Energy Group, Inc.	1.6%
Huntington Bancshares, Inc.	1.5%
Atmos Energy Corp.	1.5%
Evergy, Inc.	1.5%
CenterPoint Energy, Inc.	1.5%

Top Sectors*	(%)
Industrials	18.8%
Financials	15.4%
Information Technology	11.6%
Consumer Discretionary	11.4%
Health Care	11.2%
Consumer Staples	6.4%
Real Estate	6.3%
Utilities	6.1%
Materials	4.8%
Cash & Other	8.0%
[45]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Fund
Class Name	Class A
Trading Symbol	CSSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Small Cap Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.14%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The fund’s strategy had strong performance, outperforming the Russell 2000® Growth Index. Small-cap stocks had solid returns in 2025, with the growth style outperforming the value style again for the year. Within the portfolio, the technology and industrials sectors had the most significant outperformance, with strong stock selection generating notable alpha. Conversely, the performance of the healthcare and the consumer staples sectors had a negative impact.
• For the year, companies benefiting from strong secular themes were identified, leading to strong stock performance. Specifically, companies that benefited from the global data center capital expenditure (capex) explosion did particularly well last year. These include engineering and construction companies, as well as optical transceiver manufacturers. Another secular theme is the strong aerospace and defense industries.

Top Contributors
↑	LUMENTUM HOLDINGS INC
↑	COMFORT SYSTEMS USA INC
↑	COHERENT CORP
↑	IREN LTD
↑	GENEDX HOLDINGS CORP

Top Detractors
↓	MANHATTAN ASSOCIATES INC
↓	INTEGER HOLDINGS CORP
↓	BLOOM ENERGY CORP
↓	MERIT MEDICAL SYSTEMS INC
↓	BELLRING BRANDS INC

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class A (without sales charge)	13.83	4.58	8.92
Class A (with sales charge)	8.43	3.57	8.26
Russell 3000® Index	17.15	13.15	13.94
Russell 2000® Growth Index	13.01	3.18	8.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 188,319,987
Holdings Count | $ / shares	86
Advisory Fees Paid, Amount	$ 1,327,869
Investment Company Portfolio Turnover	154.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$188,319,987
Number of Holdings	86
Net Advisory Fee	$1,327,869
Portfolio Turnover	154%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
First American Government Obligations Fund	4.1%
Sterling Infrastructure, Inc.	2.8%
Comfort Systems USA, Inc.	2.5%
Merit Medical Systems, Inc.	2.5%
Coherent Corp.	2.4%
Lumentum Holdings, Inc.	2.4%
MACOM Technology Solutions Holdings, Inc.	2.4%
Fabrinet	2.3%
Applied Industrial Technologies, Inc.	2.1%
FTAI Aviation Ltd.	2.1%

Top Sectors*	(%)
Health Care	27.6%
Industrials	24.6%
Information Technology	18.3%
Consumer Discretionary	8.9%
Financials	7.6%
Utilities	2.5%
Energy	2.4%
Real Estate	2.0%
Communication Services	1.9%
Cash & Other	4.2%
[46]
Material Fund Change [Text Block]
Other Material Fund Changes:
At meetings held on August 14-15, 2025, the Board of Trustees of Carillon Series Trust, on behalf of its series, Carillon Chartwell Small Cap Fund (the “Fund”), voted to terminate in accordance with its terms the Plan of Reorganization and Termination pursuant to which (as previously announced) the Fund would be reorganized into the Carillon Chartwell
Small Cap Growth Fund (the “Reorganization”). Accordingly, the Reorganization will not occur as previously disclosed and the Fund will remain open for shareholder transactions.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 1, 2025, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 1, 2025, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Fund
Class Name	Class C
Trading Symbol	CSSJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Small Cap Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$199	1.87%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The fund’s strategy had strong performance, outperforming the Russell 2000® Growth Index. Small-cap stocks had solid returns in 2025, with the growth style outperforming the value style again for the year. Within the portfolio, the technology and industrials sectors had the most significant outperformance, with strong stock selection generating notable alpha. Conversely, the performance of the healthcare and the consumer staples sectors had a negative impact.
• For the year, companies benefiting from strong secular themes were identified, leading to strong stock performance. Specifically, companies that benefited from the global data center capital expenditure (capex) explosion did particularly well last year. These include engineering and construction companies, as well as optical transceiver manufacturers. Another secular theme is the strong aerospace and defense industries.

Top Contributors
↑	LUMENTUM HOLDINGS INC
↑	COMFORT SYSTEMS USA INC
↑	COHERENT CORP
↑	IREN LTD
↑	GENEDX HOLDINGS CORP

Top Detractors
↓	MANHATTAN ASSOCIATES INC
↓	INTEGER HOLDINGS CORP
↓	BLOOM ENERGY CORP
↓	MERIT MEDICAL SYSTEMS INC
↓	BELLRING BRANDS INC

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class C (without sales charge)	13.02	3.81	8.10
Class C (with sales charge)	13.02	3.81	8.10
Russell 3000® Index	17.15	13.15	13.94
Russell 2000® Growth Index	13.01	3.18	8.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 188,319,987
Holdings Count | $ / shares	86
Advisory Fees Paid, Amount	$ 1,327,869
Investment Company Portfolio Turnover	154.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$188,319,987
Number of Holdings	86
Net Advisory Fee	$1,327,869
Portfolio Turnover	154%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
First American Government Obligations Fund	4.1%
Sterling Infrastructure, Inc.	2.8%
Comfort Systems USA, Inc.	2.5%
Merit Medical Systems, Inc.	2.5%
Coherent Corp.	2.4%
Lumentum Holdings, Inc.	2.4%
MACOM Technology Solutions Holdings, Inc.	2.4%
Fabrinet	2.3%
Applied Industrial Technologies, Inc.	2.1%
FTAI Aviation Ltd.	2.1%

Top Sectors*	(%)
Health Care	27.6%
Industrials	24.6%
Information Technology	18.3%
Consumer Discretionary	8.9%
Financials	7.6%
Utilities	2.5%
Energy	2.4%
Real Estate	2.0%
Communication Services	1.9%
Cash & Other	4.2%
[47]
Material Fund Change [Text Block]
Other Material Fund Changes:
At meetings held on August 14-15, 2025, the Board of Trustees of Carillon Series Trust, on behalf of its series, Carillon Chartwell Small Cap Fund (the “Fund”), voted to terminate in accordance with its terms the Plan of Reorganization and Termination pursuant to which (as previously announced) the Fund would be reorganized into the Carillon Chartwell
Small Cap Growth Fund (the “Reorganization”). Accordingly, the Reorganization will not occur as previously disclosed and the Fund will remain open for shareholder transactions.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 1, 2025, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 1, 2025, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Fund
Class Name	Class I
Trading Symbol	UMBHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Small Cap Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	0.89%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The fund’s strategy had strong performance, outperforming the Russell 2000® Growth Index. Small-cap stocks had solid returns in 2025, with the growth style outperforming the value style again for the year. Within the portfolio, the technology and industrials sectors had the most significant outperformance, with strong stock selection generating notable alpha. Conversely, the performance of the healthcare and the consumer staples sectors had a negative impact.
• For the year, companies benefiting from strong secular themes were identified, leading to strong stock performance. Specifically, companies that benefited from the global data center capital expenditure (capex) explosion did particularly well last year. These include engineering and construction companies, as well as optical transceiver manufacturers. Another secular theme is the strong aerospace and defense industries.

Top Contributors
↑	LUMENTUM HOLDINGS INC
↑	COMFORT SYSTEMS USA INC
↑	COHERENT CORP
↑	IREN LTD
↑	GENEDX HOLDINGS CORP

Top Detractors
↓	MANHATTAN ASSOCIATES INC
↓	INTEGER HOLDINGS CORP
↓	BLOOM ENERGY CORP
↓	MERIT MEDICAL SYSTEMS INC
↓	BELLRING BRANDS INC

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	14.10	4.84	11.33
Russell 3000® Index	17.15	13.15	14.29
Russell 2000® Growth Index	13.01	3.18	9.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 188,319,987
Holdings Count | $ / shares	86
Advisory Fees Paid, Amount	$ 1,327,869
Investment Company Portfolio Turnover	154.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$188,319,987
Number of Holdings	86
Net Advisory Fee	$1,327,869
Portfolio Turnover	154%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
First American Government Obligations Fund	4.1%
Sterling Infrastructure, Inc.	2.8%
Comfort Systems USA, Inc.	2.5%
Merit Medical Systems, Inc.	2.5%
Coherent Corp.	2.4%
Lumentum Holdings, Inc.	2.4%
MACOM Technology Solutions Holdings, Inc.	2.4%
Fabrinet	2.3%
Applied Industrial Technologies, Inc.	2.1%
FTAI Aviation Ltd.	2.1%

Top Sectors*	(%)
Health Care	27.6%
Industrials	24.6%
Information Technology	18.3%
Consumer Discretionary	8.9%
Financials	7.6%
Utilities	2.5%
Energy	2.4%
Real Estate	2.0%
Communication Services	1.9%
Cash & Other	4.2%
[48]
Material Fund Change [Text Block]
Other Material Fund Changes:
At meetings held on August 14-15, 2025, the Board of Trustees of Carillon Series Trust, on behalf of its series, Carillon Chartwell Small Cap Fund (the “Fund”), voted to terminate in accordance with its terms the Plan of Reorganization and Termination pursuant to which (as previously announced) the Fund would be reorganized into the Carillon Chartwell Small Cap Growth Fund (the “Reorganization”). Accordingly, the Reorganization will not occur as previously disclosed and the Fund will remain open for shareholder transactions.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 1, 2025, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 1, 2025, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Fund
Class Name	Class R-6
Trading Symbol	CSSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Small Cap Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$87	0.81%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The fund’s strategy had strong performance, outperforming the Russell 2000® Growth Index. Small-cap stocks had solid returns in 2025, with the growth style outperforming the value style again for the year. Within the portfolio, the technology and industrials sectors had the most significant outperformance, with strong stock selection generating notable alpha. Conversely, the performance of the healthcare and the consumer staples sectors had a negative impact.
• For the year, companies benefiting from strong secular themes were identified, leading to strong stock performance. Specifically, companies that benefited from the global data center capital expenditure (capex) explosion did particularly well last year. These include engineering and construction companies, as well as optical transceiver manufacturers. Another secular theme is the strong aerospace and defense industries.

Top Contributors
↑	LUMENTUM HOLDINGS INC
↑	COMFORT SYSTEMS USA INC
↑	COHERENT CORP
↑	IREN LTD
↑	GENEDX HOLDINGS CORP

Top Detractors
↓	MANHATTAN ASSOCIATES INC
↓	INTEGER HOLDINGS CORP
↓	BLOOM ENERGY CORP
↓	MERIT MEDICAL SYSTEMS INC
↓	BELLRING BRANDS INC

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class R-6 (without sales charge)	14.19	4.93	9.28
Russell 3000® Index	17.15	13.15	13.94
Russell 2000® Growth Index	13.01	3.18	8.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 188,319,987
Holdings Count | $ / shares	86
Advisory Fees Paid, Amount	$ 1,327,869
Investment Company Portfolio Turnover	154.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$188,319,987
Number of Holdings	86
Net Advisory Fee	$1,327,869
Portfolio Turnover	154%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
First American Government Obligations Fund	4.1%
Sterling Infrastructure, Inc.	2.8%
Comfort Systems USA, Inc.	2.5%
Merit Medical Systems, Inc.	2.5%
Coherent Corp.	2.4%
Lumentum Holdings, Inc.	2.4%
MACOM Technology Solutions Holdings, Inc.	2.4%
Fabrinet	2.3%
Applied Industrial Technologies, Inc.	2.1%
FTAI Aviation Ltd.	2.1%

Top Sectors*	(%)
Health Care	27.6%
Industrials	24.6%
Information Technology	18.3%
Consumer Discretionary	8.9%
Financials	7.6%
Utilities	2.5%
Energy	2.4%
Real Estate	2.0%
Communication Services	1.9%
Cash & Other	4.2%
[49]
Material Fund Change [Text Block]
Other Material Fund Changes:
At meetings held on August 14-15, 2025, the Board of Trustees of Carillon Series Trust, on behalf of its series, Carillon Chartwell Small Cap Fund (the “Fund”), voted to terminate in accordance with its terms the Plan of Reorganization and Termination pursuant to which (as previously announced) the Fund would be reorganized into the Carillon Chartwell Small Cap Growth Fund (the “Reorganization”). Accordingly, the Reorganization will not occur as previously disclosed and the Fund will remain open for shareholder transactions.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 1, 2025, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 1, 2025, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Real Income Fund
Class Name	Class A
Trading Symbol	BERGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Real Income Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.86%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Absolute and relative returns for the fund were strong in 2025, with the fund outperforming the Bloomberg U.S. Aggregate Index in the calendar year. Within the fixed income market, interest rates moved lower along with inflation expectations. The fund’s relatively shorter duration and significant allocation to Treasury Inflation-Protected Securities (TIPS) was a slight headwind to relative performance. Though the allocation to corporate credit was small, averaging around 5% throughout the year, the selection within credit was a tailwind to relative performance.
• Away from fixed income, the fund held positions in precious metals through holdings in two ETFs as well as an allocation to cyclical equities. Both of these components added to relative and absolute performance. In particular, the fund saw additive performance from equity holdings in materials and energy. A slight headwind to performance was found in equity holdings within consumer discretionary and financials. While the equity allocation is capped at 15%, we see this exposure as an important hedge to the potential negative returns that a rising-rate environment can cause.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/26/2024)
Class A (without sales charge)	12.85	11.50
Class A (with sales charge)	8.65	8.98
Bloomberg U.S. Aggregate Bond Index	7.30	7.09
Bloomberg U.S. TIPS Index	7.01	6.28

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 260,566,870
Holdings Count | $ / shares	70
Advisory Fees Paid, Amount	$ 767,948
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$260,566,870
Number of Holdings	70
Net Advisory Fee	$767,948
Portfolio Turnover	49%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	64.1%
Common Stocks	14.1%
Commercial Mortgage-Backed Securities	6.6%
Exchange Traded Funds	5.0%
Corporate Bonds	3.1%
Asset-Backed Securities	1.8%
Agency Mortgage-Backed Securities	1.6%
U.S. Government Agency Issues	1.1%
U.S. Treasury Bills	0.7%
Cash & Other	1.9%

Credit Breakdown*	(%)
US GVT/AGENCY	84.5%
AAA	8.5%
A	0.8%
BBB	1.4%
BB	1.4%
B	1.2%
UNRATED	2.4%
[50]
Material Fund Change [Text Block]
Changes to Shareholder Fees (fees paid directly from your investment):
At meetings held on November 14-15, 2024, the Board of Trustees of Carillon Series Trust approved decreasing the investment advisory and subadvisory fee rate for the Carillon Chartwell Real Income Fund by 0.10%, and decreasing the Fee Waiver and/or Expense Reimbursement arrangement in place for the Fund by 0.09%. These changes went into effect as of May 1, 2025.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 1, 2025, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 1, 2025, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Real Income Fund
Class Name	Class C
Trading Symbol	BERHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Real Income Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$158	1.49%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Absolute and relative returns for the fund were strong in 2025, with the fund outperforming the Bloomberg U.S. Aggregate Index in the calendar year. Within the fixed income market, interest rates moved lower along with inflation expectations. The fund’s relatively shorter duration and significant allocation to Treasury Inflation-Protected Securities (TIPS) was a slight headwind to relative performance. Though the allocation to corporate credit was small, averaging around 5% throughout the year, the selection within credit was a tailwind to relative performance.
• Away from fixed income, the fund held positions in precious metals through holdings in two ETFs as well as an allocation to cyclical equities. Both of these components added to relative and absolute performance. In particular, the fund saw additive performance from equity holdings in materials and energy. A slight headwind to performance was found in equity holdings within consumer discretionary and financials. While the equity allocation is capped at 15%, we see this exposure as an important hedge to the potential negative returns that a rising-rate environment can cause.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/26/2024)
Class C (without sales charge)	12.16	10.74
Class C (with sales charge)	12.16	10.74
Bloomberg U.S. Aggregate Bond Index	7.30	7.09
Bloomberg U.S. TIPS Index	7.01	6.28

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 260,566,870
Holdings Count | $ / shares	70
Advisory Fees Paid, Amount	$ 767,948
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$260,566,870
Number of Holdings	70
Net Advisory Fee	$767,948
Portfolio Turnover	49%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	64.1%
Common Stocks	14.1%
Commercial Mortgage-Backed Securities	6.6%
Exchange Traded Funds	5.0%
Corporate Bonds	3.1%
Asset-Backed Securities	1.8%
Agency Mortgage-Backed Securities	1.6%
U.S. Government Agency Issues	1.1%
U.S. Treasury Bills	0.7%
Cash & Other	1.9%

Credit Breakdown*	(%)
US GVT/AGENCY	84.5%
AAA	8.5%
A	0.8%
BBB	1.4%
BB	1.4%
B	1.2%
UNRATED	2.4%
[51]
Material Fund Change [Text Block]
Changes to Shareholder Fees (fees paid directly from your investment):
At meetings held on November 14-15, 2024, the Board of Trustees of Carillon Series Trust approved decreasing the investment advisory and subadvisory fee rate for the Carillon Chartwell Real Income Fund by 0.10%, and decreasing the Fee Waiver and/or Expense Reimbursement arrangement in place for the Fund by 0.09%. These changes went into effect as of May 1, 2025.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 1, 2025, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 1, 2025, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Real Income Fund
Class Name	Class I
Trading Symbol	BERIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Real Income Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	0.58%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Absolute and relative returns for the fund were strong in 2025, with the fund outperforming the Bloomberg U.S. Aggregate Index in the calendar year. Within the fixed income market, interest rates moved lower along with inflation expectations. The fund’s relatively shorter duration and significant allocation to Treasury Inflation-Protected Securities (TIPS) was a slight headwind to relative performance. Though the allocation to corporate credit was small, averaging around 5% throughout the year, the selection within credit was a tailwind to relative performance.
• Away from fixed income, the fund held positions in precious metals through holdings in two ETFs as well as an allocation to cyclical equities. Both of these components added to relative and absolute performance. In particular, the fund saw additive performance from equity holdings in materials and energy. A slight headwind to performance was found in equity holdings within consumer discretionary and financials. While the equity allocation is capped at 15%, we see this exposure as an important hedge to the potential negative returns that a rising-rate environment can cause.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	13.22	4.76	4.94
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	2.01
Bloomberg U.S. TIPS Index	7.01	1.12	3.09

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 260,566,870
Holdings Count | $ / shares	70
Advisory Fees Paid, Amount	$ 767,948
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$260,566,870
Number of Holdings	70
Net Advisory Fee	$767,948
Portfolio Turnover	49%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	64.1%
Common Stocks	14.1%
Commercial Mortgage-Backed Securities	6.6%
Exchange Traded Funds	5.0%
Corporate Bonds	3.1%
Asset-Backed Securities	1.8%
Agency Mortgage-Backed Securities	1.6%
U.S. Government Agency Issues	1.1%
U.S. Treasury Bills	0.7%
Cash & Other	1.9%

Credit Breakdown*	(%)
US GVT/AGENCY	84.5%
AAA	8.5%
A	0.8%
BBB	1.4%
BB	1.4%
B	1.2%
UNRATED	2.4%
[52]
Material Fund Change [Text Block]
Changes to Shareholder Fees (fees paid directly from your investment):
At meetings held on November 14-15, 2024, the Board of Trustees of Carillon Series Trust approved decreasing the investment advisory and subadvisory fee rate for the Carillon Chartwell Real Income Fund by 0.10%, and decreasing the Fee Waiver and/or Expense Reimbursement arrangement in place for the Fund by 0.09%. These changes went into effect as of May 1, 2025.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 1, 2025, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 1, 2025, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Real Income Fund
Class Name	Class R-6
Trading Symbol	BERSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Real Income Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Absolute and relative returns for the fund were strong in 2025, with the fund outperforming the Bloomberg U.S. Aggregate Index in the calendar year. Within the fixed income market, interest rates moved lower along with inflation expectations. The fund’s relatively shorter duration and significant allocation to Treasury Inflation-Protected Securities (TIPS) was a slight headwind to relative performance. Though the allocation to corporate credit was small, averaging around 5% throughout the year, the selection within credit was a tailwind to relative performance.
• Away from fixed income, the fund held positions in precious metals through holdings in two ETFs as well as an allocation to cyclical equities. Both of these components added to relative and absolute performance. In particular, the fund saw additive performance from equity holdings in materials and energy. A slight headwind to performance was found in equity holdings within consumer discretionary and financials. While the equity allocation is capped at 15%, we see this exposure as an important hedge to the potential negative returns that a rising-rate environment can cause.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/26/2024)
Class R-6 (without sales charge)	13.39	11.97
Bloomberg U.S. Aggregate Bond Index	7.30	7.09
Bloomberg U.S. TIPS Index	7.01	6.28

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 260,566,870
Holdings Count | $ / shares	70
Advisory Fees Paid, Amount	$ 767,948
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$260,566,870
Number of Holdings	70
Net Advisory Fee	$767,948
Portfolio Turnover	49%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	64.1%
Common Stocks	14.1%
Commercial Mortgage-Backed Securities	6.6%
Exchange Traded Funds	5.0%
Corporate Bonds	3.1%
Asset-Backed Securities	1.8%
Agency Mortgage-Backed Securities	1.6%
U.S. Government Agency Issues	1.1%
U.S. Treasury Bills	0.7%
Cash & Other	1.9%

Credit Breakdown*	(%)
US GVT/AGENCY	84.5%
AAA	8.5%
A	0.8%
BBB	1.4%
BB	1.4%
B	1.2%
UNRATED	2.4%
[53]
Material Fund Change [Text Block]
Changes to Shareholder Fees (fees paid directly from your investment):
At meetings held on November 14-15, 2024, the Board of Trustees of Carillon Series Trust approved decreasing the investment advisory and subadvisory fee rate for the Carillon Chartwell Real Income Fund by 0.10%, and decreasing the Fee Waiver and/or Expense Reimbursement arrangement in place for the Fund by 0.09%. These changes went into effect as of May 1, 2025.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 1, 2025, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 1, 2025, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Updated Prospectus Phone Number	800.421.4184
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Short Duration High Yield Fund
Class Name	Class A
Trading Symbol	CWFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Short Duration High Yield Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• During the year ending December 31, 2025, fund performance benefited from both tighter credit spreads and lower interest rates.
• Credit spreads widened briefly in the spring on tariff uncertainty but recovered by summer with greater clarity on how industries and individual companies could adjust their business plans.
• The portfolio’s short duration focus, along with relatively high coupon income from corporate credits, worked well to contribute steady monthly returns throughout the year.
• While most of the fund’s return was driven by coupon income, average price also appreciated, contributing to total return. The portfolio’s effective duration shortened somewhat over the course of the year.
• Overall security selection contributed positively to the fund’s relative performance, while sector allocation was a negative contributor.
• Overweight positions and good credit selection in the transportation and leisure sectors were the largest positive contributors to the fund’s return. This was partially offset by weak contributions from underweight positions in consumer goods and automotive. Every sector contributed positive absolute returns for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/26/2024)
Class A (without sales charge)	6.74	6.75
Class A (with sales charge)	2.73	4.33
Bloomberg U.S. Aggregate Bond Index	7.30	7.09
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	7.22	7.54
Bloomberg Intermediate U.S. Government/Credit Index	6.97	6.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 298,079,436
Holdings Count | $ / shares	73
Advisory Fees Paid, Amount	$ 665,587
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$298,079,436
Number of Holdings	73
Net Advisory Fee	$665,587
Portfolio Turnover	36%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Block, Inc.	2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC	2.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.	2.5%
Boyd Gaming Corp.	2.5%
Darling Ingredients, Inc.	2.5%
Kinetik Holdings LP	2.5%
Teva Pharmaceutical Finance Netherlands III BV	2.5%
Medline Borrower LP	2.4%
OneMain Finance Corp.	2.4%

Security Type	(%)
Corporate Bonds	93.9%
Cash & Other	6.1%

Credit Breakdown*	(%)
AAA	5.0%
BBB	24.1%
BB	70.9%
[54]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Short Duration High Yield Fund
Class Name	Class C
Trading Symbol	CWFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Short Duration High Yield Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$157	1.52%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• During the year ending December 31, 2025, fund performance benefited from both tighter credit spreads and lower interest rates.
• Credit spreads widened briefly in the spring on tariff uncertainty but recovered by summer with greater clarity on how industries and individual companies could adjust their business plans.
• The portfolio’s short duration focus, along with relatively high coupon income from corporate credits, worked well to contribute steady monthly returns throughout the year.
• While most of the fund’s return was driven by coupon income, average price also appreciated, contributing to total return. The portfolio’s effective duration shortened somewhat over the course of the year.
• Overall security selection contributed positively to the fund’s relative performance, while sector allocation was a negative contributor.
• Overweight positions and good credit selection in the transportation and leisure sectors were the largest positive contributors to the fund’s return. This was partially offset by weak contributions from underweight positions in consumer goods and automotive. Every sector contributed positive absolute returns for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/26/2024)
Class C (without sales charge)	5.94	5.96
Class C (with sales charge)	5.94	5.96
Bloomberg U.S. Aggregate Bond Index	7.30	7.09
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	7.22	7.54
Bloomberg Intermediate Government/Credit Index	6.97	6.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 298,079,436
Holdings Count | $ / shares	73
Advisory Fees Paid, Amount	$ 665,587
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$298,079,436
Number of Holdings	73
Net Advisory Fee	$665,587
Portfolio Turnover	36%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Block, Inc.	2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC	2.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.	2.5%
Boyd Gaming Corp.	2.5%
Darling Ingredients, Inc.	2.5%
Kinetik Holdings LP	2.5%
Teva Pharmaceutical Finance Netherlands III BV	2.5%
Medline Borrower LP	2.4%
OneMain Finance Corp.	2.4%

Security Type	(%)
Corporate Bonds	93.9%
Cash & Other	6.1%

Credit Breakdown*	(%)
AAA	5.0%
BBB	24.1%
BB	70.9%
[55]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Short Duration High Yield Fund
Class Name	Class I
Trading Symbol	CWFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Short Duration High Yield Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• During the year ending December 31, 2025, fund performance benefited from both tighter credit spreads and lower interest rates.
• Credit spreads widened briefly in the spring on tariff uncertainty but recovered by summer with greater clarity on how industries and individual companies could adjust their business plans.
• The portfolio’s short duration focus, along with relatively high coupon income from corporate credits, worked well to contribute steady monthly returns throughout the year.
• While most of the fund’s return was driven by coupon income, average price also appreciated, contributing to total return. The portfolio’s effective duration shortened somewhat over the course of the year.
• Overall security selection contributed positively to the fund’s relative performance, while sector allocation was a negative contributor.
• Overweight positions and good credit selection in the transportation and leisure sectors were the largest positive contributors to the fund’s return. This was partially offset by weak contributions from underweight positions in consumer goods and automotive. Every sector contributed positive absolute returns for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	6.99	3.88	4.23
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	2.01
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	7.22	4.50	4.99
Bloomberg Intermediate U.S. Government/Credit Index	6.97	0.96	2.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 298,079,436
Holdings Count | $ / shares	73
Advisory Fees Paid, Amount	$ 665,587
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$298,079,436
Number of Holdings	73
Net Advisory Fee	$665,587
Portfolio Turnover	36%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Block, Inc.	2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC	2.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.	2.5%
Boyd Gaming Corp.	2.5%
Darling Ingredients, Inc.	2.5%
Kinetik Holdings LP	2.5%
Teva Pharmaceutical Finance Netherlands III BV	2.5%
Medline Borrower LP	2.4%
OneMain Finance Corp.	2.4%

Security Type	(%)
Corporate Bonds	93.9%
Cash & Other	6.1%

Credit Breakdown*	(%)
AAA	5.0%
BBB	24.1%
BB	70.9%
[56]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Short Duration High Yield Fund
Class Name	Class R-6
Trading Symbol	CWFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Chartwell Short Duration High Yield Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• During the year ending December 31, 2025, fund performance benefited from both tighter credit spreads and lower interest rates.
• Credit spreads widened briefly in the spring on tariff uncertainty but recovered by summer with greater clarity on how industries and individual companies could adjust their business plans.
• The portfolio’s short duration focus, along with relatively high coupon income from corporate credits, worked well to contribute steady monthly returns throughout the year.
• While most of the fund’s return was driven by coupon income, average price also appreciated, contributing to total return. The portfolio’s effective duration shortened somewhat over the course of the year.
• Overall security selection contributed positively to the fund’s relative performance, while sector allocation was a negative contributor.
• Overweight positions and good credit selection in the transportation and leisure sectors were the largest positive contributors to the fund’s return. This was partially offset by weak contributions from underweight positions in consumer goods and automotive. Every sector contributed positive absolute returns for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/26/2024)
Class R-6 (without sales charge)	7.10	7.12
Bloomberg U.S. Aggregate Bond Index	7.30	7.09
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	7.22	7.54
Bloomberg Intermediate U.S. Government/Credit Index	6.97	6.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 298,079,436
Holdings Count | $ / shares	73
Advisory Fees Paid, Amount	$ 665,587
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$298,079,436
Number of Holdings	73
Net Advisory Fee	$665,587
Portfolio Turnover	36%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Block, Inc.	2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC	2.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.	2.5%
Boyd Gaming Corp.	2.5%
Darling Ingredients, Inc.	2.5%
Kinetik Holdings LP	2.5%
Teva Pharmaceutical Finance Netherlands III BV	2.5%
Medline Borrower LP	2.4%
OneMain Finance Corp.	2.4%

Security Type	(%)
Corporate Bonds	93.9%
Cash & Other	6.1%

Credit Breakdown*	(%)
AAA	5.0%
BBB	24.1%
BB	70.9%
[57]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Reams Core Bond Fund
Class Name	Class A
Trading Symbol	CRCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Reams Core Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Three consecutive 25 basis-point rate cuts by the Fed at the end of 2025 pushed short-term yields lower, bringing down the front end of the curve. Notably, the yield curve steepened as long-term rates remained elevated, normalizing the term structure. Despite the Fed’s late-year dovish stance, longer-term inflation expectations remained largely in check. Nearly every fixed income sector experienced spread compression during the year. Investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted strong, positive excess returns in 2025.
• Corporate credit and securitized credit were strong contributors to performance vs. the Bloomberg U.S. Aggregate Bond Index during the year. The tilt toward MBS contributed the most as the sector rallied notably toward the end of the year driven by lower interest rate volatility. The positioning in the belly of the coupon stack provided a further tailwind. An overweight to the IG credit sector, which outperformed, aided performance. A bias toward defensive sectors provided positive selection effects. The ABS sector, supported by favorable income characteristics, was another contributor. CMBS were marginally positive for the year. Duration positioning had a positive impact as rates generally declined across the curve.
• The only slight detractors in 2025 were yield curve positioning and an underweight to the government-related sector. On the macroeconomic front, yield curve positioning was a minor offset to positive effects from duration positioning.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class A (without sales charge)	7.30	-0.79	2.29
Class A (with sales charge)	3.29	-1.54	1.81
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	1.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 472,836,805
Holdings Count | $ / shares	277
Advisory Fees Paid, Amount	$ 880,207
Investment Company Portfolio Turnover	430.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$472,836,805
Number of Holdings	277
Net Advisory Fee	$880,207
Portfolio Turnover	430%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
Corporate Bonds	30.2%
Asset-Backed Securities	24.7%
U.S. Treasury Securities	22.2%
Agency Mortgage-Backed Securities	18.6%
Commercial Mortgage-Backed Securities	17.7%
Cash & Other	-13.4%

Credit Breakdown*	(%)
US GVT/AGENCY	41.1%
AAA	28.2%
AA	3.0%
A	18.7%
BBB	7.8%
Cash & Cash Equivalent	1.2%
[58]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Reams Core Bond Fund
Class Name	Class C
Trading Symbol	CRCDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Reams Core Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$155	1.50%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Three consecutive 25 basis-point rate cuts by the Fed at the end of 2025 pushed short-term yields lower, bringing down the front end of the curve. Notably, the yield curve steepened as long-term rates remained elevated, normalizing the term structure. Despite the Fed’s late-year dovish stance, longer-term inflation expectations remained largely in check. Nearly every fixed income sector experienced spread compression during the year. Investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted strong, positive excess returns in 2025.
• Corporate credit and securitized credit were strong contributors to performance vs. the Bloomberg U.S. Aggregate Bond Index during the year. The tilt toward MBS contributed the most as the sector rallied notably toward the end of the year driven by lower interest rate volatility. The positioning in the belly of the coupon stack provided a further tailwind. An overweight to the IG credit sector, which outperformed, aided performance. A bias toward defensive sectors provided positive selection effects. The ABS sector, supported by favorable income characteristics, was another contributor. CMBS were marginally positive for the year. Duration positioning had a positive impact as rates generally declined across the curve.
• The only slight detractors in 2025 were yield curve positioning and an underweight to the government-related sector. On the macroeconomic front, yield curve positioning was a minor offset to positive effects from duration positioning.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class C (without sales charge)	6.45	-1.53	1.52
Class C (with sales charge)	6.45	-1.53	1.52
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	1.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 472,836,805
Holdings Count | $ / shares	277
Advisory Fees Paid, Amount	$ 880,207
Investment Company Portfolio Turnover	430.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$472,836,805
Number of Holdings	277
Net Advisory Fee	$880,207
Portfolio Turnover	430%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
Corporate Bonds	30.2%
Asset-Backed Securities	24.7%
U.S. Treasury Securities	22.2%
Agency Mortgage-Backed Securities	18.6%
Commercial Mortgage-Backed Securities	17.7%
Cash & Other	-13.4%

Credit Breakdown*	(%)
US GVT/AGENCY	41.1%
AAA	28.2%
AA	3.0%
A	18.7%
BBB	7.8%
Cash & Cash Equivalent	1.2%
[59]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Reams Core Bond Fund
Class Name	Class I
Trading Symbol	SCCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Reams Core Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Three consecutive 25 basis-point rate cuts by the Fed at the end of 2025 pushed short-term yields lower, bringing down the front end of the curve. Notably, the yield curve steepened as long-term rates remained elevated, normalizing the term structure. Despite the Fed’s late-year dovish stance, longer-term inflation expectations remained largely in check. Nearly every fixed income sector experienced spread compression during the year. Investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted strong, positive excess returns in 2025.
• Corporate credit and securitized credit were strong contributors to performance vs. the Bloomberg U.S. Aggregate Bond Index during the year. The tilt toward MBS contributed the most as the sector rallied notably toward the end of the year driven by lower interest rate volatility. The positioning in the belly of the coupon stack provided a further tailwind. An overweight to the IG credit sector, which outperformed, aided performance. A bias toward defensive sectors provided positive selection effects. The ABS sector, supported by favorable income characteristics, was another contributor. CMBS were marginally positive for the year. Duration positioning had a positive impact as rates generally declined across the curve.
• The only slight detractors in 2025 were yield curve positioning and an underweight to the government-related sector. On the macroeconomic front, yield curve positioning was a minor offset to positive effects from duration positioning.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	7.63	-0.42	2.72
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	2.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 472,836,805
Holdings Count | $ / shares	277
Advisory Fees Paid, Amount	$ 880,207
Investment Company Portfolio Turnover	430.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$472,836,805
Number of Holdings	277
Net Advisory Fee	$880,207
Portfolio Turnover	430%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
Corporate Bonds	30.2%
Asset-Backed Securities	24.7%
U.S. Treasury Securities	22.2%
Agency Mortgage-Backed Securities	18.6%
Commercial Mortgage-Backed Securities	17.7%
Cash & Other	-13.4%

Credit Breakdown*	(%)
US GVT/AGENCY	41.1%
AAA	28.2%
AA	3.0%
A	18.7%
BBB	7.8%
Cash & Cash Equivalent	1.2%
[60]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Reams Core Bond Fund
Class Name	Class R-6
Trading Symbol	CRCUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Reams Core Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Three consecutive 25 basis-point rate cuts by the Fed at the end of 2025 pushed short-term yields lower, bringing down the front end of the curve. Notably, the yield curve steepened as long-term rates remained elevated, normalizing the term structure. Despite the Fed’s late-year dovish stance, longer-term inflation expectations remained largely in check. Nearly every fixed income sector experienced spread compression during the year. Investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted strong, positive excess returns in 2025.
• Corporate credit and securitized credit were strong contributors to performance vs. the Bloomberg U.S. Aggregate Bond Index during the year. The tilt toward MBS contributed the most as the sector rallied notably toward the end of the year driven by lower interest rate volatility. The positioning in the belly of the coupon stack provided a further tailwind. An overweight to the IG credit sector, which outperformed, aided performance. A bias toward defensive sectors provided positive selection effects. The ABS sector, supported by favorable income characteristics, was another contributor. CMBS were marginally positive for the year. Duration positioning had a positive impact as rates generally declined across the curve.
• The only slight detractors in 2025 were yield curve positioning and an underweight to the government-related sector. On the macroeconomic front, yield curve positioning was a minor offset to positive effects from duration positioning.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class R-6 (without sales charge)	7.72	-0.37	2.72
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	1.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 472,836,805
Holdings Count | $ / shares	277
Advisory Fees Paid, Amount	$ 880,207
Investment Company Portfolio Turnover	430.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$472,836,805
Number of Holdings	277
Net Advisory Fee	$880,207
Portfolio Turnover	430%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
Corporate Bonds	30.2%
Asset-Backed Securities	24.7%
U.S. Treasury Securities	22.2%
Agency Mortgage-Backed Securities	18.6%
Commercial Mortgage-Backed Securities	17.7%
Cash & Other	-13.4%

Credit Breakdown*	(%)
US GVT/AGENCY	41.1%
AAA	28.2%
AA	3.0%
A	18.7%
BBB	7.8%
Cash & Cash Equivalent	1.2%
[61]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Reams Core Plus Bond Fund
Class Name	Class A
Trading Symbol	SCPDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Reams Core Plus Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Three consecutive 25 basis-point rate cuts by the Fed at the end of 2025 pushed short-term yields lower, bringing down the front end of the curve. Notably, the yield curve steepened as long-term rates remained elevated, normalizing the term structure. Despite the Fed’s late-year dovish stance, longer-term inflation expectations remained largely in check. Nearly every fixed income sector experienced spread compression during the year. Investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted strong, positive excess returns in 2025.
• Corporate credit and securitized credit were strong contributors to performance vs. the Bloomberg U.S. Aggregate Bond Index during the year. The tilt toward MBS contributed the most as the sector rallied notably toward the end of the year, driven by lower interest-rate volatility. The positioning in the belly of the coupon stack provided a further tailwind. An overweight to the IG credit sector, which outperformed, aided performance. A bias toward defensive sectors provided positive selection effects. Opportunistic exposure to HY corporate credit benefitted from strong sentiment in risk markets. The ABS sector, supported by favorable income characteristics, was another contributor. CMBS were marginally positive for the year. Emerging markets and non-U.S. dollar exposure were additive with the Latin American  region performing well. In addition, the U.S. dollar was weaker against every G10 currency. Duration positioning had a positive impact as rates generally declined across the curve.
• The only slight detractor in 2025 was an underweight to the government-related sector, which outperformed during the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class A (without sales charge)	8.36	-0.12	2.81
Class A (with sales charge)	4.29	-0.88	2.32
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	1.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 2,041,725,297
Holdings Count | $ / shares	311
Advisory Fees Paid, Amount	$ 4,752,811
Investment Company Portfolio Turnover	440.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$2,041,725,297
Number of Holdings	311
Net Advisory Fee	$4,752,811
Portfolio Turnover	440%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	30.0%
Corporate Bonds	23.5%
Asset-Backed Securities	23.0%
Agency Mortgage-Backed Securities	17.8%
Commercial Mortgage-Backed Securities	14.8%
U.S. Treasury Bills	2.0%
Foreign Government Debt Obligations	1.7%
Medium-Term Notes	0.9%
Credit Default Swaps	0.2%
Cash & Other	-13.9%

Credit Breakdown*	(%)
US GVT/AGENCY	48.2%
AAA	24.3%
AA	2.5%
A	16.8%
BBB	4.6%
Below IG	4.3%
Cash & Cash Equivalent	1.6%
[62]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Reams Core Plus Bond Fund
Class Name	Class C
Trading Symbol	SCPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Reams Core Plus Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$161	1.55%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Three consecutive 25 basis-point rate cuts by the Fed at the end of 2025 pushed short-term yields lower, bringing down the front end of the curve. Notably, the yield curve steepened as long-term rates remained elevated, normalizing the term structure. Despite the Fed’s late-year dovish stance, longer-term inflation expectations remained largely in check. Nearly every fixed income sector experienced spread compression during the year. Investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted strong, positive excess returns in 2025.
• Corporate credit and securitized credit were strong contributors to performance vs. the Bloomberg U.S. Aggregate Bond Index during the year. The tilt toward MBS contributed the most as the sector rallied notably toward the end of the year, driven by lower interest-rate volatility. The positioning in the belly of the coupon stack provided a further tailwind. An overweight to the IG credit sector, which outperformed, aided performance. A bias toward defensive sectors provided positive selection effects. Opportunistic exposure to HY corporate credit benefitted from strong sentiment in risk markets. The ABS sector, supported by favorable income characteristics, was another contributor. CMBS were marginally positive for the year. Emerging markets and non-U.S. dollar exposure were additive with the Latin American  region performing well. In addition, the U.S. dollar was weaker against every G10 currency. Duration positioning had a positive impact as rates generally declined across the curve.
• The only slight detractor in 2025 was an underweight to the government-related sector, which outperformed during the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class C (without sales charge)	7.50	-0.87	2.05
Class C (with sales charge)	7.50	-0.87	2.05
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	1.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 2,041,725,297
Holdings Count | $ / shares	311
Advisory Fees Paid, Amount	$ 4,752,811
Investment Company Portfolio Turnover	440.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$2,041,725,297
Number of Holdings	311
Net Advisory Fee	$4,752,811
Portfolio Turnover	440%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	30.0%
Corporate Bonds	23.5%
Asset-Backed Securities	23.0%
Agency Mortgage-Backed Securities	17.8%
Commercial Mortgage-Backed Securities	14.8%
U.S. Treasury Bills	2.0%
Foreign Government Debt Obligations	1.7%
Medium-Term Notes	0.9%
Credit Default Swaps	0.2%
Cash & Other	-13.9%

Credit Breakdown*	(%)
US GVT/AGENCY	48.2%
AAA	24.3%
AA	2.5%
A	16.8%
BBB	4.6%
Below IG	4.3%
Cash & Cash Equivalent	1.6%
[63]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Reams Core Plus Bond Fund
Class Name	Class I
Trading Symbol	SCPZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Reams Core Plus Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Three consecutive 25 basis-point rate cuts by the Fed at the end of 2025 pushed short-term yields lower, bringing down the front end of the curve. Notably, the yield curve steepened as long-term rates remained elevated, normalizing the term structure. Despite the Fed’s late-year dovish stance, longer-term inflation expectations remained largely in check. Nearly every fixed income sector experienced spread compression during the year. Investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted strong, positive excess returns in 2025.
• Corporate credit and securitized credit were strong contributors to performance vs. the Bloomberg U.S. Aggregate Bond Index during the year. The tilt toward MBS contributed the most as the sector rallied notably toward the end of the year, driven by lower interest-rate volatility. The positioning in the belly of the coupon stack provided a further tailwind. An overweight to the IG credit sector, which outperformed, aided performance. A bias toward defensive sectors provided positive selection effects. Opportunistic exposure to HY corporate credit benefitted from strong sentiment in risk markets. The ABS sector, supported by favorable income characteristics, was another contributor. CMBS were marginally positive for the year. Emerging markets and non-U.S. dollar exposure were additive with the Latin American  region performing well. In addition, the U.S. dollar was weaker against every G10 currency. Duration positioning had a positive impact as rates generally declined across the curve.
• The only slight detractor in 2025 was an underweight to the government-related sector, which outperformed during the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	8.68	0.24	3.27
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	2.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 2,041,725,297
Holdings Count | $ / shares	311
Advisory Fees Paid, Amount	$ 4,752,811
Investment Company Portfolio Turnover	440.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$2,041,725,297
Number of Holdings	311
Net Advisory Fee	$4,752,811
Portfolio Turnover	440%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	30.0%
Corporate Bonds	23.5%
Asset-Backed Securities	23.0%
Agency Mortgage-Backed Securities	17.8%
Commercial Mortgage-Backed Securities	14.8%
U.S. Treasury Bills	2.0%
Foreign Government Debt Obligations	1.7%
Medium-Term Notes	0.9%
Credit Default Swaps	0.2%
Cash & Other	-13.9%

Credit Breakdown*	(%)
US GVT/AGENCY	48.2%
AAA	24.3%
AA	2.5%
A	16.8%
BBB	4.6%
Below IG	4.3%
Cash & Cash Equivalent	1.6%
[64]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Reams Core Plus Bond Fund
Class Name	Class R-6
Trading Symbol	SCPWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Reams Core Plus Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$42	0.40%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Three consecutive 25 basis-point rate cuts by the Fed at the end of 2025 pushed short-term yields lower, bringing down the front end of the curve. Notably, the yield curve steepened as long-term rates remained elevated, normalizing the term structure. Despite the Fed’s late-year dovish stance, longer-term inflation expectations remained largely in check. Nearly every fixed income sector experienced spread compression during the year. Investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted strong, positive excess returns in 2025.
• Corporate credit and securitized credit were strong contributors to performance vs. the Bloomberg U.S. Aggregate Bond Index during the year. The tilt toward MBS contributed the most as the sector rallied notably toward the end of the year, driven by lower interest-rate volatility. The positioning in the belly of the coupon stack provided a further tailwind. An overweight to the IG credit sector, which outperformed, aided performance. A bias toward defensive sectors provided positive selection effects. Opportunistic exposure to HY corporate credit benefitted from strong sentiment in risk markets. The ABS sector, supported by favorable income characteristics, was another contributor. CMBS were marginally positive for the year. Emerging markets and non-U.S. dollar exposure were additive with the Latin American  region performing well. In addition, the U.S. dollar was weaker against every G10 currency. Duration positioning had a positive impact as rates generally declined across the curve.
• The only slight detractor in 2025 was an underweight to the government-related sector, which outperformed during the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class R-6 (without sales charge)	8.75	0.27	3.23
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	1.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 2,041,725,297
Holdings Count | $ / shares	311
Advisory Fees Paid, Amount	$ 4,752,811
Investment Company Portfolio Turnover	440.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$2,041,725,297
Number of Holdings	311
Net Advisory Fee	$4,752,811
Portfolio Turnover	440%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	30.0%
Corporate Bonds	23.5%
Asset-Backed Securities	23.0%
Agency Mortgage-Backed Securities	17.8%
Commercial Mortgage-Backed Securities	14.8%
U.S. Treasury Bills	2.0%
Foreign Government Debt Obligations	1.7%
Medium-Term Notes	0.9%
Credit Default Swaps	0.2%
Cash & Other	-13.9%

Credit Breakdown*	(%)
US GVT/AGENCY	48.2%
AAA	24.3%
AA	2.5%
A	16.8%
BBB	4.6%
Below IG	4.3%
Cash & Cash Equivalent	1.6%
[65]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Reams Unconstrained Bond Fund
Class Name	Class A
Trading Symbol	SUBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Reams Unconstrained Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Three consecutive 25 basis-point rate cuts by the Fed at the end of 2025 pushed short-term yields lower, bringing down the front end of the curve. Notably, the yield curve steepened as long-term rates remained elevated, normalizing the term structure. Despite the Fed’s late-year dovish stance, longer-term inflation expectations remained largely in check. Nearly every fixed income sector experienced spread compression during the year. Investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted strong, positive excess returns in 2025.
• Corporate credit and securitized credit were strong contributors to performance during the year. The tilt toward MBS contributed the most as the sector rallied notably toward the end of the year, driven by lower interest-rate volatility. The positioning in the belly of the coupon stack provided a further tailwind. The allocation to the IG credit sector, which performed well amid strong demand, aided performance. A bias toward defensive sectors provided positive selection effects. Opportunistic exposure to HY corporate credit benefitted from strong sentiment in risk markets. Emerging markets and non-U.S. dollar exposure were additive with the Latin American region performing well. In addition, the U.S. dollar was weaker against every G10 currency. The ABS sector, supported by favorable income characteristics, was another contributor. CMBS were marginally positive for the year. Duration positioning had a positive impact as rates generally declined across the curve.
• The only slight detractor in 2025 was yield curve positioning. On the macroeconomic front, yield curve positioning was a minor offset to positive effects from duration positioning.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class A (without sales charge)	10.17	3.19	4.03
Class A (with sales charge)	6.07	2.39	3.54
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	1.76
ICE BofA US 3-Month Treasury Bill Index	4.21	3.19	2.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 2,163,994,253
Holdings Count | $ / shares	270
Advisory Fees Paid, Amount	$ 6,441,079
Investment Company Portfolio Turnover	428.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$2,163,994,253
Number of Holdings	270
Net Advisory Fee	$6,441,079
Portfolio Turnover	428%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	31.3%
Commercial Mortgage-Backed Securities	17.9%
Agency Mortgage-Backed Securities	14.8%
Asset-Backed Securities	12.5%
Corporate Bonds	11.5%
Foreign Government Debt Obligations	5.9%
Medium-Term Notes	1.6%
Credit Default Swaps	0.5%
Interest Rate Swaps	0.4%
Cash & Other	3.6%

Credit Breakdown*	(%)
US GVT/AGENCY	46.8%
AAA	28.9%
AA	2.1%
A	8.0%
BBB	2.9%
Below IG	12.1%
Cash & Cash Equivalent	4.6%
[66]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Reams Unconstrained Bond Fund
Class Name	Class C
Trading Symbol	SUBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Reams Unconstrained Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$173	1.65%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Three consecutive 25 basis-point rate cuts by the Fed at the end of 2025 pushed short-term yields lower, bringing down the front end of the curve. Notably, the yield curve steepened as long-term rates remained elevated, normalizing the term structure. Despite the Fed’s late-year dovish stance, longer-term inflation expectations remained largely in check. Nearly every fixed income sector experienced spread compression during the year. Investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted strong, positive excess returns in 2025.
• Corporate credit and securitized credit were strong contributors to performance during the year. The tilt toward MBS contributed the most as the sector rallied notably toward the end of the year, driven by lower interest-rate volatility. The positioning in the belly of the coupon stack provided a further tailwind. The allocation to the IG credit sector, which performed well amid strong demand, aided performance. A bias toward defensive sectors provided positive selection effects. Opportunistic exposure to HY corporate credit benefitted from strong sentiment in risk markets. Emerging markets and non-U.S. dollar exposure were additive with the Latin American region performing well. In addition, the U.S. dollar was weaker against every G10 currency. The ABS sector, supported by favorable income characteristics, was another contributor. CMBS were marginally positive for the year. Duration positioning had a positive impact as rates generally declined across the curve.
• The only slight detractor in 2025 was yield curve positioning. On the macroeconomic front, yield curve positioning was a minor offset to positive effects from duration positioning.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class C (without sales charge)	9.43	2.41	3.25
Class C (with sales charge)	9.43	2.41	3.25
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	1.76
ICE BofA US 3-Month Treasury Bill Index	4.21	3.19	2.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 2,163,994,253
Holdings Count | $ / shares	270
Advisory Fees Paid, Amount	$ 6,441,079
Investment Company Portfolio Turnover	428.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$2,163,994,253
Number of Holdings	270
Net Advisory Fee	$6,441,079
Portfolio Turnover	428%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	31.3%
Commercial Mortgage-Backed Securities	17.9%
Agency Mortgage-Backed Securities	14.8%
Asset-Backed Securities	12.5%
Corporate Bonds	11.5%
Foreign Government Debt Obligations	5.9%
Medium-Term Notes	1.6%
Credit Default Swaps	0.5%
Interest Rate Swaps	0.4%
Cash & Other	3.6%

Credit Breakdown*	(%)
US GVT/AGENCY	46.8%
AAA	28.9%
AA	2.1%
A	8.0%
BBB	2.9%
Below IG	12.1%
Cash & Cash Equivalent	4.6%
[67]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Reams Unconstrained Bond Fund
Class Name	Class I
Trading Symbol	SUBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Reams Unconstrained Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Three consecutive 25 basis-point rate cuts by the Fed at the end of 2025 pushed short-term yields lower, bringing down the front end of the curve. Notably, the yield curve steepened as long-term rates remained elevated, normalizing the term structure. Despite the Fed’s late-year dovish stance, longer-term inflation expectations remained largely in check. Nearly every fixed income sector experienced spread compression during the year. Investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted strong, positive excess returns in 2025.
• Corporate credit and securitized credit were strong contributors to performance during the year. The tilt toward MBS contributed the most as the sector rallied notably toward the end of the year, driven by lower interest-rate volatility. The positioning in the belly of the coupon stack provided a further tailwind. The allocation to the IG credit sector, which performed well amid strong demand, aided performance. A bias toward defensive sectors provided positive selection effects. Opportunistic exposure to HY corporate credit benefitted from strong sentiment in risk markets. Emerging markets and non-U.S. dollar exposure were additive with the Latin American region performing well. In addition, the U.S. dollar was weaker against every G10 currency. The ABS sector, supported by favorable income characteristics, was another contributor. CMBS were marginally positive for the year. Duration positioning had a positive impact as rates generally declined across the curve.
• The only slight detractor in 2025 was yield curve positioning. On the macroeconomic front, yield curve positioning was a minor offset to positive effects from duration positioning.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	10.61	3.50	4.30
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	2.01
ICE BofA US 3-Month Treasury Bill Index	4.21	3.19	2.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 2,163,994,253
Holdings Count | $ / shares	270
Advisory Fees Paid, Amount	$ 6,441,079
Investment Company Portfolio Turnover	428.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$2,163,994,253
Number of Holdings	270
Net Advisory Fee	$6,441,079
Portfolio Turnover	428%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	31.3%
Commercial Mortgage-Backed Securities	17.9%
Agency Mortgage-Backed Securities	14.8%
Asset-Backed Securities	12.5%
Corporate Bonds	11.5%
Foreign Government Debt Obligations	5.9%
Medium-Term Notes	1.6%
Credit Default Swaps	0.5%
Interest Rate Swaps	0.4%
Cash & Other	3.6%

Credit Breakdown*	(%)
US GVT/AGENCY	46.8%
AAA	28.9%
AA	2.1%
A	8.0%
BBB	2.9%
Below IG	12.1%
Cash & Cash Equivalent	4.6%
[68]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Reams Unconstrained Bond Fund
Class Name	Class R-6
Trading Symbol	SUBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carillon Reams Unconstrained Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$54	0.51%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Three consecutive 25 basis-point rate cuts by the Fed at the end of 2025 pushed short-term yields lower, bringing down the front end of the curve. Notably, the yield curve steepened as long-term rates remained elevated, normalizing the term structure. Despite the Fed’s late-year dovish stance, longer-term inflation expectations remained largely in check. Nearly every fixed income sector experienced spread compression during the year. Investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted strong, positive excess returns in 2025.
• Corporate credit and securitized credit were strong contributors to performance during the year. The tilt toward MBS contributed the most as the sector rallied notably toward the end of the year, driven by lower interest-rate volatility. The positioning in the belly of the coupon stack provided a further tailwind. The allocation to the IG credit sector, which performed well amid strong demand, aided performance. A bias toward defensive sectors provided positive selection effects. Opportunistic exposure to HY corporate credit benefitted from strong sentiment in risk markets. Emerging markets and non-U.S. dollar exposure were additive with the Latin American region performing well. In addition, the U.S. dollar was weaker against every G10 currency. The ABS sector, supported by favorable income characteristics, was another contributor. CMBS were marginally positive for the year. Duration positioning had a positive impact as rates generally declined across the curve.
• The only slight detractor in 2025 was yield curve positioning. On the macroeconomic front, yield curve positioning was a minor offset to positive effects from duration positioning.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class R-6 (without sales charge)	10.72	3.60	4.44
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	1.76
ICE BofA US 3-Month Treasury Bill Index	4.21	3.19	2.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 2,163,994,253
Holdings Count | $ / shares	270
Advisory Fees Paid, Amount	$ 6,441,079
Investment Company Portfolio Turnover	428.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$2,163,994,253
Number of Holdings	270
Net Advisory Fee	$6,441,079
Portfolio Turnover	428%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	31.3%
Commercial Mortgage-Backed Securities	17.9%
Agency Mortgage-Backed Securities	14.8%
Asset-Backed Securities	12.5%
Corporate Bonds	11.5%
Foreign Government Debt Obligations	5.9%
Medium-Term Notes	1.6%
Credit Default Swaps	0.5%
Interest Rate Swaps	0.4%
Cash & Other	3.6%

Credit Breakdown*	(%)
US GVT/AGENCY	46.8%
AAA	28.9%
AA	2.1%
A	8.0%
BBB	2.9%
Below IG	12.1%
Cash & Cash Equivalent	4.6%
[69]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/

[1]
**	Annualized

[2]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the fiscal year January 1, 2025 through December 31, 2025.

[3]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[4]
**	Annualized

[5]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the fiscal year January 1, 2025 through December 31, 2025.

[6]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[7]
**	Annualized

[8]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the fiscal year January 1, 2025 through December 31, 2025.

[9]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[10]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[11]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[12]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[13]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[14]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[15]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[16]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[17]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[18]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[19]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[20]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[21]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[22]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[23]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[24]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[25]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[26]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[27]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[28]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[29]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[30]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[31]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[32]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[33]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[34]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[35]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[36]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[37]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[38]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[39]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[40]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[41]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[42]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[43]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[44]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[45]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[46]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[47]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[48]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[49]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[50]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[51]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[52]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[53]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[54]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[55]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[56]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[57]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[58]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[59]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[60]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[61]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[62]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[63]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[64]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[65]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[66]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[67]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[68]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[69]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.